.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, Ca, 91741
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a)

REGAN TOTAL RETURN INCOME FUND

INSTITUTIONAL CLASS (RCIRX)

INVESTOR CLASS (RCTRX)

ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2023

Regan Total Return Income Fund

Letter to Shareholders

September 30, 2023 (Unaudited)

September 30, 2023

Dear Shareholder,

The Fund recently completed its third full year of operation. The Fund was launched on October 1st, 2020, and has delivered strong results since inception. Assets under management have grown to approximately $423 million as of September 30, 2023, increasing from $185 million a year ago. We’re continuing to see strong demand persist, particularly from RIA and Wealth Advisor channels as more clients are identifying this Fund as a solution to their portfolio needs. Over the three years since inception, the Fund has consistently delivered on its intention to provide a high level of current income. The Fund is very well positioned for its fourth year, and despite broader market headwinds that have dampened recent performance in nearly every sector, the Regan Total Return Income Fund has continued to outperform benchmark indices such as the Bloomberg U.S. Aggregate Bond Index by approximately +33% since inception. We expect this level of strong performance to continue into the Fund’s fourth year and remain excited about the prospect of assisting our investors in meeting their investment goals.

Performance for the Fiscal Year Ended September 30, 2023

As of September 30, 2023, the Fund’s institutional class shares (RCIRX) have returned 5.73% annualized since inception on October 1, 2020. The investor class (RCTRX) shares have returned 5.51% annualized since inception. The Bloomberg U.S. Aggregate Bond Index, which serves as the benchmark for the Fund, had a negative return of -5.21% annualized across the same period.

Regan Total Return Income Fund – Institutional Share Class (RCIRX)

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2022										-1.18%	0.87%	1.11%	0.79%
2023	1.41%	-0.11%	0.65%	1.19%	0.32%	-0.15%	0.54%	0.21%	-0.41%				3.69%

Regan Total Return Income Fund – Investor Share Class (RCTRX)

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	YTD
2022										-1.18%	0.76%	1.15%	0.72%
2023	1.40%	-0.11%	0.58%	1.18%	0.32%	-0.09%	0.43%	0.21%	-0.36%				3.60%

Regan Total Return Income Fund

Letter to Shareholders

September 30, 2023 (Unaudited)

Growth of $10,000: October 1, 2020 Through September 30, 2023

The chart below shows the growth of $10,000 from 10/1/2020 to 9/30/2023 based on the returns of the institutional share class of Regan Total Return Income Fund, the Bloomberg U.S. Aggregate Bond Index, or the Bloomberg U.S. Corporate High Yield Index. Note that investors cannot directly invest in an index and unmanaged index returns do not reflect any fees or expenses.

Market and Portfolio Commentary

Regan Capital launched Regan Total Return Income Fund in October 2020 to capitalize on the firm’s institutional investment framework with a broader base of investors. While corporate, municipal, and total return strategies are broadly available to the public via mutual funds and ETFs, that is not the case for non-agency RMBS. From our calculations, there is only approximately $9bn in non-agency RMBS mutual funds available to institutions and investors out of a $1.5 trillion market. Our mutual fund brings investors the ability to gain exposure to RMBS with potential yields of 7%-10% in a 1940 Investment Companies Act (‘40 Act Fund’) structure that provides daily liquidity, while simultaneously managing exposures to interest rate and credit risks. We anticipate our mutual fund to fill the void that exists, and remain confident that the Fund’s assets will grow to several billion over the next two to three years as investor demand continues to increase.

We continue to prudently manage potential risks that could arise from withdrawals, remaining mindful of the potential for heightened market volatility; the Fund will typically maintain a 10%+ cash position, in light of what happened to RMBS mutual funds in March 2020. Non-agency RMBS funds saw an average drawdown from redemptions of 17% during March 2020, resulting in forced selling that significantly affected returns. Within our cash allocation, we primarily invest in short-term treasury bills that boast significant yield advantages to money market funds, while maintaining high levels of liquidity.

In addition to a large cash buffer, the fund has increased its position in high-quality government-guaranteed floating rate paper and AAA-rated, newer issue, non-qualified mortgages with substantial credit support over the past year. These assets not only improve the fund’s liquidity, but also the fund’s credit quality. As rates have risen and mortgage spreads have widened over the past year, these assets have become increasingly attractive. The Fund still primarily focuses on senior, high quality paper, that saw the least amount of markdowns in March 2020.

As of 9/30/2023, the Fund’s securities portfolio comprises 49.2% legacy non-agency RMBS, 24.7% agency RMBS, and 13.4% AAA rated non-qualified mortgage RMBS. The remainder of the portfolio is actively invested in cash equivalents. While it is possible that this ratio of non-agency to agency will change over time, the Fund currently plans to focus primarily on the non-agency side, which is where we currently see the best opportunities. The Fund purchases the majority of its bonds at a discount to par (<$100), which creates upside to stronger housing through prepayments and deal calls. Today, prepayments have moved to historic lows as many borrowers are out of the money to refinance with rates rising across the yield curve. This has created an exceptional entry point seeing the decrease in prepayment speeds, which are reflected in the fund’s performance and current yield. Today, there is embedded upside in the portfolio if prepayment speeds were to return to their 10/1/2022 levels. Additionally, the Fund will aim to minimize duration risk as much as possible, in an effort to protect investors from a potential rise in rates over the coming years. We achieve this by maintaining a portfolio of mostly floating rate securities. As of September 30, 2023, the portfolio held approximately 55% floating rate assets.

Regan Total Return Income Fund

Letter to Shareholders

September 30, 2023 (Unaudited)

The Federal Funds Rate rose from 3.07% on 10/1/2022 to 5.32% on 9/30/2023 as the Federal Reserve continues its effort to tame inflation. Rates rose across the yield curve, with a more dramatic move at the front end of the curve, resulting in an inverted curve. In traditional fixed income, corporate and municipal bonds, the timing of cashflows from semi-annual interest payments and return of principal at maturity results in inherently higher duration and more sensitivity to interest rates. Mortgage bonds amortize; as the bonds pay investors both principal and interest on a monthly basis, our holdings de-risk and gain in value as time passes. This allows Regan to manage the portfolio’s duration without hedging and minimize interest rate exposure. The Bloomberg U.S. Aggregate Bond Index returned 0.64% from 10/1/2022 to 9/30/2023. The index was yielding 4.63% at the start of the period, and return from carry was barely able to keep pace with unrealized losses suffered from rising rates. Regan Total Return Income Fund started the period with a much higher entry yield of 8.2%, and returned 4.52% in the institutional shareclass and 4.36% in the investor shareclass. Regan Total Return Income Fund has minimized losses this fiscal year and is now positioned well to take advantage of a market trading at much higher yields.

Similar to 2022, we continue to see highly compelling risk-adjusted returns in RMBS, the highest levels since 2012. According to S&P/Case-Schiller U.S. National Home Price Index, single-family home prices have increased 129% from 1/1/2012 to 7/31/23. The built-up equity that borrowers have in their homes has increased dramatically. Despite the broader sell-off in fixed income markets this year, coupled with industry-wide redemptions, we have been able to invest in senior bonds that were originally AAA at 8-11% yields, at historically low prepayment speeds. RMBS continues to be one of the safer asset classes to invest, we hope to further capitalize on the current market conditions where there are more sellers than buyers, which presents us with an opportunity to purchase RMBS at extremely attractive yields.

We maintain a positive outlook for this asset class and expect to continue meeting our goals of managing this Fund in a manner that generates attractive risk-adjusted returns with high levels of current income.

Thank you for your continued support.

Skyler Weinand, CFA

Chief Investment Officer

Regan Total Return Income Fund

Letter to Shareholders

September 30, 2023 (Unaudited)

The opinions expressed above are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedule of Investments in the report for more complete information regarding Fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Past performance does not guarantee future results.

Mutual fund investing involves risk and principal loss is possible. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of, including credit risk, prepayment risk, possible illiquidity, and default, as well as increased susceptibility to adverse economic developments. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer term debt securities. Investments in lower-rated and nonrated securities present a greater risk of loss of principal and interest than higher-rated securities do. For more information on these risks and other risks of the fund, please see the Prospectus. Registration with the SEC does not in any way constitute an endorsement by the SEC of an investment advisor’s skill or expertise.

The Bloomberg U.S. Aggregate Bond Index is a broad benchmark index for the U.S. bond market that covers all major types of bonds, including taxable corporate bonds, Treasury bonds, and municipal bonds.

The Bloomberg US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market.

Residential mortgage-backed securities (RMBS) are a debt-based security (similar to a bond), backed by the interest paid on loans for residences. An RMBS is constructed by one of two sources: a government agency such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), or by a non-agency investment-banking firm.

The S&P/Case-Schiller U.S. National Home Price Index measures the change in the value of the U.S. residential housing market by tracking the purchase prices of single-family homes. The index is compiled and published monthly.

Must be preceded or accompanied by a prospectus.

The Regan Total Return Income Fund is distributed by Quasar Distributors, LLC.

Regan Total Return Income Fund

Performance Summary

September 30, 2023 (Unaudited)

Comparison of a Hypothetical $10,000 Investment

in the Regan Total Return Income Fund – Institutional Class

and the Bloomberg Barclays U.S. Aggregate Bond Index

Investment Returns

For the Period Ended September 30, 2023

	6-Months	1-Year	Annualized Since Inception*
Regan Total Return Income Fund
Institutional Class	1.82%	4.52%	5.73%
Investor Class	1.69%	4.36%	5.51%
Bloomberg U.S. Aggregate Bond Index(1)	-4.05%	0.64%	-5.21%

*	Inception date on October 1, 2020.

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based fixed-income index that includes government Treasury securities, corporate bonds, mortgage-backed securities, asset-backed securities and munis to simulate the universe of bonds in the market.

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1.800.44.REGAN or visit the Fund’s website at www.reganfunds.com.

The gross expense ratios as stated in the prospectus dated January 31, 2023 are 1.68% and 1.41% for the Investor Class and Institutional Class, respectively. The net expense ratios are 1.55% and 1.31% for the Investor Class and Institutional Class, respectively, with contractual fee waivers through January 31, 2024.

Regan Total Return Income Fund

Expense Example

September 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023 (the “period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Regan Total Return Income Fund
Institutional Class
Actual Fund Return(1)	$1,000.00	$1,017.10	1.30%	$6.58
Hypothetical 5% Return(1)	$1,000.00	$1,018.55	1.30%	$6.58
Investor Class
Actual Fund Return(1)	$1,000.00	$1,016.90	1.55%	$7.84
Hypothetical 5% Return(1)	$1,000.00	$1,017.30	1.55%	$7.84

(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. The returns assume all dividends and distributions were reinvested.

Regan Total Return Income Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

September 30, 2023 (Unaudited)

* Short Term Investments consist of amounts held in money market funds and US Treasury Bills.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

ASSET BACKED SECURITIES — 20.6%
ACE Securities Corp.
Series 2006-ASL1, Class A (CME Term SOFR 1 Month + 0.394%) (a)	5.714%	2/25/2036	$283,238	$34,233
Series 2006-ASP5, Class A2D (CME Term SOFR 1 Month + 0.634%) (a)	5.954%	10/25/2036	1,960,846	669,297
Series 2006-HE4, Class A2B (CME Term SOFR 1 Month + 0.334%) (a)	5.654%	10/25/2036	2,205,374	805,839
Series 2006-ASP6, Class A2D (CME Term SOFR 1 Month + 0.554%) (a)	5.874%	12/25/2036	2,679,975	916,841
Series 2007-D1, Class A4 (b)(c)	6.930%	2/25/2038	663,719	503,431
Aegis Asset Backed Securities Trust
Series 2004-2, Class M3 (CME Term SOFR 1 Month + 2.514%) (a)	7.834%	6/25/2034	154,448	132,259
American Home Mortgage Investment Trust
Series 2007-A, Class 4A (CME Term SOFR 1 Month + 1.014%) (a)(b)	6.338%	7/25/2046	112,837	28,951
Angel Oak Mortgage Trust
Series 2021-4, Class A1 (b)(d)	1.035%	1/20/2065	2,662,791	2,102,338
Series 2020-5, Class A1 (b)(d)	1.373%	5/25/2065	16,308	14,913
Series 2021-3, Class A1 (b)(d)	1.068%	5/25/2066	5,109,789	4,178,193
Series 2021-5, Class A1 (b)(d)	0.951%	7/25/2066	1,246,363	1,011,072
Series 2021-8, Class A1 (b)(d)	1.820%	11/25/2066	818,598	672,831
Argent Securities Inc.
Series 2006-W4, Class A2D (CME Term SOFR 1 Month + 0.654%) (a)	5.974%	5/25/2036	281,880	66,915
Series 2006-W5, Class A2B (CME Term SOFR 1 Month + 0.314%) (a)	5.634%	6/25/2036	310,453	80,701
Banc of America Funding Corporation
Series 2016-R2, Class 1A2 (b)(d)	8.323%	5/1/2033	1,683,040	1,669,009
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1	6.940%	4/4/2024	600,000	127,774
Series 1998-2, Class B1 (d)	7.324%	12/10/2025	2,177,312	388,721
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1 (b)(d)	1.747%	9/25/2051	520,509	433,960
Bayview Financial Acquisition Trust
Series 2006-C, Class 2A3 (CME Term SOFR 1 Month + 0.549%) (a)	5.868%	11/28/2036	1,061,861	922,772
Bear Stearns Asset Backed Securities Trust
Series 2004-HE7, Class M2 (CME Term SOFR 1 Month + 1.839%) (a)(e)	7.159%	8/25/2034	18,657	15,895
Series 2007-SD1, Class 22A1 (d)	4.391%	10/25/2036	889,675	397,973
CDC Mortgage Capital Trust
Series 2002-HE1, Class A (CME Term SOFR 1 Month + 0.734%) (a)	6.054%	1/25/2033	6,357	6,265
Series 2004-HE1, Class M1 (CME Term SOFR 1 Month + 0.969%) (a)	6.289%	6/25/2034	199,527	228,946
Chase Funding Mortgage Loan Asset-Backed
Series 2003-5, Class 1M2 (d)	5.641%	9/25/2032	82,275	65,300
Series 2004-1, Class 1A7 (c)	4.985%	11/25/2033	24,401	23,501
Citigroup Mortgage Loan Trust Inc.
Series 2004-CB7, Class AF5 (c)	3.622%	9/25/2034	24,199	22,540
Series 2014-12, Class 2A5 (b)(d)	3.155%	2/25/2037	2,381,083	1,791,220
COLT Funding LLC
Series 2021-2R, Class A1 (b)	0.798%	7/27/2054	248,880	212,915
COLT Mortgage Loan Trust
Series 2021-1R, Class A2 (b)(d)	1.165%	5/25/2065	2,636,463	2,187,968
Series 2021-1, Class A1 (b)(d)	0.910%	6/25/2066	432,282	340,663
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1 (b)(d)	7.360%	6/1/2030	8,531,425	2,869,523
Series 2000-4, Class A6 (d)	8.310%	5/1/2032	660,851	123,032
Series 2002-2, Class M2 (d)	9.163%	3/1/2033	1,687,489	1,587,387
Series 2002-1, Class M2 (d)	9.546%	12/1/2033	1,925,414	1,842,791
Conseco Financial Corp.
Series 1995-5, Class B2 (d)	7.650%	9/15/2026	3,859,471	276,837
Series 1996-8, Class B1 (d)	7.950%	11/15/2026	1,704,410	1,638,810
Series 1996-6, Class B1 (d)	8.000%	9/15/2027	1,417,909	1,359,519
Series 1997-4, Class M1 (d)	7.220%	2/15/2029	116,549	116,033
Series 1997-5, Class B1 (d)	6.970%	5/15/2029	730,554	705,638

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

Series 1998-3, Class M1 (d)	6.860%	3/1/2030	$2,199,507	$2,071,333
Series 1999-5, Class A6 (d)	7.500%	3/1/2030	4,995,265	1,834,871
Series 1998-8, Class M1 (d)	6.980%	9/1/2030	3,024,424	2,811,333
Series 1999-4, Class A7	7.410%	5/1/2031	2,303,304	924,222
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1 (CME Term SOFR 1 Month + 0.714%) (a)	6.034%	6/25/2033	279,785	253,619
Series 2006-1, Class AF6 (d)	4.493%	7/25/2036	31,904	29,583
Series 2006-15, Class A6 (d)	4.344%	10/25/2046	130,384	124,746
Series 2006-9, Class 1AF6 (d)	5.989%	10/25/2046	130,077	126,274
Series 2007-SEA2, Class 2A1 (CME Term SOFR 1 Month + 1.614%) (a)(b)	6.934%	6/25/2047	3,537,394	2,451,220
Credit Suisse Mortgage Trust
Series 2007-1, Class 1A6A (d)	5.863%	2/25/2037	1,325,151	288,000
Series 2007-1, Class 5A13	6.000%	2/25/2037	1,654,503	897,594
Series 2007-1, Class 5A14	6.000%	2/25/2037	877,289	475,960
Series 2007-1, Class 5A4	6.000%	2/25/2037	487,693	264,591
Series 2015-1R, Class 6A1 (1 Month LIBOR USD + 0.280%) (a)(b)(e)	4.280%	5/27/2037	156,342	150,526
Series 2021-AFC1, Class A1 (b)(d)	0.830%	3/25/2056	56,118	41,021
Series 2020-RPL4, Class A1 (b)(d)	2.000%	1/25/2060	391,732	332,359
Series 2021-NQM4, Class A1 (b)(d)	1.101%	5/25/2066	860,398	690,526
Series 2021-NQM6, Class A1 (b)(d)	1.174%	7/25/2066	2,182,930	1,701,351
Series 2021-NQM7, Class A3 (b)(d)	2.064%	10/25/2066	220,377	176,042
Credit-Based Asset Servicing and Securitization
Series 2006-CB8, Class A1 (CME Term SOFR 1 Month + 0.394%) (a)	5.714%	10/25/2036	77,440	66,932
Series 2007-RP1, Class A (CME Term SOFR 1 Month + 0.424%) (a)(b)	5.739%	5/25/2046	117,034	98,410
Ellington Financial Mortgage Trust
Series 2021-1, Class A3 (b)(d)	1.106%	2/25/2066	400,954	325,466
Series 2021-2, Class A1 (b)(d)	0.931%	6/25/2066	1,281,730	998,278
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3 (CME Term SOFR 1 Month + 2.589%) (a)	7.909%	3/25/2034	280,256	235,057
First Horizon Alternative Mortgage Securities
Series 2006-AA8, Class 2A1 (d)	5.053%	2/25/2037	235,334	135,156
Fremont Home Loan Trust
Series 2004-C, Class M2 (CME Term SOFR 1 Month + 1.164%) (a)	6.484%	8/25/2034	186,438	158,205
Series 2006-B, Class 2A2 (CME Term SOFR 1 Month + 0.314%) (a)	5.634%	8/25/2036	78,417	24,838
Series 2006-3, Class 1A1 (CME Term SOFR 1 Month + 0.394%) (a)	5.714%	2/25/2037	58,798	44,567
GCAT
Series 2021-NQM1, Class A1 (b)(d)	0.874%	1/25/2066	47,772	39,580
Series 2021-NQM2, Class A3 (b)(d)	1.499%	5/25/2066	1,371,469	1,084,464
Series 2021-NQM7, Class A1 (b)(d)	1.915%	8/25/2066	2,262,382	1,914,948
GCAT 2021-NQM2 Trust
Series 2021-NQM2, Class A1 (b)(d)	1.036%	5/25/2066	1,962,454	1,555,153
GMAC Mortgage Corporation Loan Trust
Series 2007-HE3, Class 2A1 (d)	7.000%	9/25/2037	155,795	136,501
Greenpoint Manufactured Housing
Series 1999-5, Class M1B (d)	8.290%	12/15/2029	10,939	10,870
Series 1999-5, Class M2 (d)	9.230%	12/15/2029	55,659	48,648
Series 2000-3, Class IA (d)	8.450%	6/20/2031	2,198,388	1,048,370
GSAMP Trust
Series 2006-S1, Class A1 (CME Term SOFR 1 Month + 0.394%) (a)	5.714%	11/25/2035	6,504,931	619,147
Series 2006-S5, Class A1 (CME Term SOFR 1 Month + 0.294%) (a)	5.614%	9/25/2036	18,560,726	216,825
Series 2006-S5, Class A2 (c)	6.158%	9/25/2036	6,184,235	79,315
GSR Mortgage Loan Trust
Series 2003-SEA, Class A1 (CME Term SOFR 1 Month + 0.914%) (a)	5.834%	2/25/2033	54,724	52,629
GSRPM Mortgage Loan Trust
Series 2004-1, Class B1 (CME Term SOFR 1 Month + 3.864%) (a)(b)	9.184%	9/25/2042	8,545	8,514
Home Equity Asset Trust
Series 2002-2, Class A3 (CME Term SOFR 1 Month + 0.694%) (a)	6.014%	6/25/2032	94,405	86,949

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

HSI Asset Securitization Corporation Trust
Series 2007-HE2, Class 2A1 (CME Term SOFR 1 Month + 0.224%) (a)	5.544%	4/25/2037	$176,040	$87,311
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1 (b)(d)	1.073%	9/25/2056	69,425	52,955
Series 2021-NQM2, Class A3 (b)(d)	1.516%	9/25/2056	277,935	208,864
Series 2021-NQM3, Class A1 (b)(d)	1.595%	11/25/2056	569,340	461,254
Series 2022-NQM6, Class A1 (b)(c)	6.819%	10/25/2067	35,902	35,796
IndyMac Residential Asset Backed Trust
Series 2006-C, Class 2A (CME Term SOFR 1 Month + 0.374%) (a)	5.694%	8/25/2036	69,067	64,944
Series 2007-A, Class 1A (CME Term SOFR 1 Month + 0.334%) (a)	5.654%	4/25/2037	289,716	216,539
Series 2007-A, Class 2A2 (CME Term SOFR 1 Month + 0.304%) (a)(e)	5.624%	4/25/2037	74,545	39,975
Series 2007-A, Class 2A4B (CME Term SOFR 1 Month + 0.564%) (a)	5.884%	4/25/2037	3,710,580	1,424,897
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1 (CME Term SOFR 1 Month + 0.554%) (a)	5.874%	6/25/2034	341,541	324,145
Series 2006-A, Class A1 (CME Term SOFR 1 Month + 0.294%) (a)	5.614%	5/25/2036	977,570	20,487
MASTR Asset Backed Securities Trust
Series 2002-NC1, Class M4 (CME Term SOFR 1 Month + 3.714%) (a)	9.034%	10/25/2032	1,391,893	1,173,484
Series 2006-FRE2, Class A5 (CME Term SOFR 1 Month + 0.594%) (a)	5.914%	3/25/2036	245,493	146,777
Series 2006-AM2, Class A3 (CME Term SOFR 1 Month + 0.454%) (a)	5.774%	6/25/2036	567,522	484,832
MASTR Specialized Loan Trust
Series 2007-1, Class A (CME Term SOFR 1 Month + 0.484%) (a)(b)	5.804%	1/25/2037	620,207	248,899
Merrill Lynch Mortgage Investors Trust
Series 2006-RM3, Class A1B (CME Term SOFR 1 Month + 0.494%) (a)	5.814%	6/25/2037	5,939,596	212,100
Metlife Securitization Trust
Series 2020-INV1, Class A2A (b)(d)	2.500%	5/25/2050	32,774	25,878
MFRA Trust
Series 2021-INV1, Class A2 (b)(d)	1.057%	1/25/2056	260,680	231,062
Series 2021-NQM2, Class A1 (b)(d)	1.029%	11/25/2064	809,391	658,404
Series 2020-NQM2, Class A3 (b)(d)	1.947%	4/25/2065	85,099	76,592
Morgan Stanley Capital Inc.
Series 2003-NC8, Class B1 (CME Term SOFR 1 Month + 5.514%) (a)	10.834%	9/25/2033	119,173	113,391
Series 2005-HE1, Class M2 (CME Term SOFR 1 Month + 0.819%) (a)	6.139%	12/25/2034	267,046	244,051
Series 2004-WMC3, Class M3 (CME Term SOFR 1 Month + 0.984%) (a)	6.304%	1/25/2035	79,492	88,854
Series 2006-HE6, Class A2FP (CME Term SOFR 1 Month + 0.234%) (a)(e)	5.554%	9/25/2036	162,501	52,000
Series 2007-HE1, Class A2C (CME Term SOFR 1 Month + 0.264%) (a)	5.584%	11/25/2036	536,320	298,863
Morgan Stanley Mortgage Loan Trust
Series 2007-1XS, Class 2A4A (c)	6.584%	9/25/2046	5,786,208	1,522,906
Nationstar Mortgage LLC
Series 2004-2, Class M3 (CME Term SOFR 1 Month + 1.989%) (a)	7.309%	4/25/2034	457,071	454,621
New Century Home Equity Loan Trust
Series 2004-4, Class M2 (CME Term SOFR 1 Month + 0.909%) (a)(e)	6.229%	2/25/2035	86,194	75,463
Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1 (c)	6.532%	10/25/2036	1,456,234	334,401
Nomura Resecuritization Trust
Series 2015-10R, Class 1A2 (b)(d)	5.014%	12/25/2036	1,242,534	966,668
Novastar Home Equity Loan
Series 2006-3, Class A2C (CME Term SOFR 1 Month + 0.434%) (a)	5.754%	10/25/2036	1,776,634	921,475
Series 2006-5, Class A2B (CME Term SOFR 1 Month + 0.354%) (a)	5.674%	11/25/2036	981,072	293,779
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2 (d)	5.260%	12/15/2024	1,099,374	474,061
Series 1997-A, Class B1	7.450%	5/15/2027	72,177	71,286
Series 2001-D, Class A4 (d)	6.930%	9/15/2031	2,063,871	1,078,029
Series 2002-C, Class M1 (d)	6.890%	11/15/2032	1,237,666	1,175,032
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1 (CME Term SOFR 1 Month + 0.254%) (a)	5.574%	2/25/2037	974,764	618,279
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C (CME Term SOFR 1 Month + 0.434%) (a)	5.754%	9/25/2037	1,479,327	668,860
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6 (b)(d)	6.000%	5/26/2037	1,026,620	430,355

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F (c)	6.244%	3/25/2034	$216,324	$187,082
Series 2004-1, Class M4 (CME Term SOFR 1 Month + 2.814%) (a)	8.134%	5/25/2034	239,243	142,648
Series 2004-2, Class M1 (c)	6.414%	7/25/2034	383,328	315,069
Residential Asset Securitization Trust
Series 2005-KS10, Class M2 (CME Term SOFR 1 Month + 0.774%) (a)	6.094%	11/25/2035	17,406	17,284
Residential Funding Mortgage Securities II
Series 2006-HI5, Class A4 (c)	6.200%	12/25/2036	8,137,043	1,618,726
ResMAE Mortgage Loan Trust
Series 2006-1, Class A2B (CME Term SOFR 1 Month + 0.414%) (a)(b)	5.734%	2/25/2036	2,952,582	979,315
Series 2006-1, Class A2C (CME Term SOFR 1 Month + 0.514%) (a)(b)	5.834%	2/25/2036	5,810,151	1,927,315
Rithm Capital Corp.
Series 2021-NQM3, Class A1 (b)(d)	1.156%	11/27/2056	431,585	346,551
Series 2021-NQM3, Class A3 (b)(d)	1.516%	11/27/2056	351,152	279,606
Series 2022-NQM1, Class A1 (b)(d)	2.277%	4/25/2061	1,681,966	1,377,999
Saxon Asset Securities Trust
Series 2004-1, Class A (CME Term SOFR 1 Month + 0.654%) (a)(e)	5.974%	3/25/2035	237,965	193,466
Securitized Asset Backed Receivables LLC Trust
Series 2006-HE1, Class A2B (CME Term SOFR 1 Month + 0.294%) (a)(e)	5.614%	7/25/2036	96,814	25,365
Series 2006-FR4, Class A2A (CME Term SOFR 1 Month + 0.274%) (a)	5.594%	8/25/2036	360,261	114,476
Series 2006-WM2, Class A2B (CME Term SOFR 1 Month + 0.234%) (a)	5.554%	9/25/2036	606,509	402,590
Security National Mortgage Loan Trust
Series 2006-3A, Class A3 (b)(d)	6.330%	1/25/2037	328,484	135,891
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C (CME Term SOFR 1 Month + 0.414%) (a)	5.734%	6/25/2037	84,412	47,967
Starwood Mortgage Residential Trust
Series 2021-3, Class A1 (b)(d)	1.127%	6/25/2056	100,232	78,883
Structured Asset Securities Corporation
Series 2006-S3, Class A1 (CME Term SOFR 1 Month + 0.374%) (a)	5.694%	9/25/2036	1,013,393	320,881
Toorak Mortgage Corp.
Series 2021-INV1, Class A1 (b)(d)	1.153%	7/25/2056	642,049	536,859
Series 2022-INV1, Class A1 (b)(d)	2.577%	2/25/2057	82,846	71,749
Towd Point Mortgage Trust
Series 2020-4, Class A2 (b)	2.500%	10/25/2060	705,000	525,565
Series 2021-SJ2, Class A1A (b)(d)	2.250%	12/25/2061	317,997	293,681
Series 2021-SJ1, Class A1 (b)(d)	2.250%	7/25/2068	622,260	575,202
UCFC Manufactured Housing Contract
Series 1996-1, Class M (d)	7.900%	1/15/2028	21,556	18,961
Verus Securitization Trust
Series 2021-2, Class A1 (b)(d)	1.031%	2/25/2066	252,662	210,594
Series 2021-2, Class A2 (b)(d)	1.288%	2/25/2066	338,227	279,636
Series 2021-2, Class A3 (b)(d)	1.545%	2/25/2066	378,937	311,933
Series 2021-4, Class A1 (b)(d)	0.938%	7/25/2066	66,037	49,812
Series 2021-6, Class A1 (b)(d)	1.630%	10/25/2066	4,428,476	3,544,927
Series 2021-8, Class A2 (b)(d)	2.286%	11/25/2066	389,528	314,441
Washington Mutual Asset-Backed Certificates
Series 2007-HE1, Class 2A1 (CME Term SOFR 1 Month + 0.234%) (a)	5.554%	11/25/2036	1,512,425	517,957
Series 2007-HE4, Class 2A2 (CME Term SOFR 1 Month + 0.244%) (a)	5.564%	7/25/2047	312,215	180,573
TOTAL ASSET BACKED SECURITIES
(Cost — $98,633,875)				$87,227,372

COLLATERALIZED MORTGAGE OBLIGATIONS — 53.0%
Adjustable Rate Mortgage Trust
Series 2004-4, Class 3A1 (d)	4.739%	3/25/2035	36,285	35,346
Series 2005-5, Class 2A1 (d)	4.391%	9/25/2035	49,154	41,937
Series 2005-6A, Class 2A1 (CME Term SOFR 1 Month + 0.734%) (a)	6.054%	11/25/2035	81,226	26,995
Series 2005-10, Class 1A1 (d)	5.383%	1/25/2036	114,056	103,950
Series 2006-1, Class 1A1 (d)	4.145%	3/25/2036	76,510	64,773

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

Agate Bay Mortgage Trust
Series 2015-4, Class A5 (b)(d)	3.000%	6/25/2045	$331,238	$283,311
Series 2015-6, Class A3 (b)(d)	3.500%	9/25/2045	390,810	338,137
American Home Mortgage Assets
Series 2007-3, Class 11A1 (CME Term SOFR 1 Month + 0.534%) (a)	5.854%	6/25/2037	169,884	158,389
Series 2006-2, Class 1A1 (12 Month US Treasury Average + 0.960%) (a)	5.586%	9/25/2046	516,888	432,156
American Home Mortgage Investment Trust
Series 2004-3, Class MH1 (CME Term SOFR 1 Month + 1.014%) (a)	4.162%	10/25/2034	80,405	73,917
Series 2007-2, Class 12A1 (CME Term SOFR 1 Month + 0.654%) (a)	5.974%	3/25/2037	1,044,296	383,463
Series 2007-2, Class 11A1 (CME Term SOFR 1 Month + 0.574%) (a)	5.894%	3/25/2047	903,059	358,866
Series 2007-1, Class GA1A (CME Term SOFR 1 Month + 0.274%) (a)	5.594%	5/25/2047	2,666,137	1,747,030
Angel Oak Mortgage Trust
Series 2020-4, Class A1 (b)(d)	1.469%	6/25/2065	959,224	886,076
ASG Resecuritization Trust
Series 2011-2, Class M52 (b)	5.750%	2/28/2036	753,440	672,805
Banc of America Alternative Loan Trust
Series 2007-1, Class 1A1 (d)(e)	3.986%	4/25/2028	301,155	235,653
Series 2005-10, Class 1CB1 (CME Term SOFR 1 Month + 0.514%) (a)	5.500%	11/25/2035	554,614	456,899
Series 2005-11, Class 1CB5	5.500%	12/25/2035	207,857	177,234
Series 2006-7, Class A4 (c)	6.498%	10/25/2036	1,090,589	308,369
Series 2007-2, Class 1A1	5.500%	6/25/2037	713,301	582,254
Series 2006-5, Class CB7	6.000%	6/25/2046	240,904	204,503
Banc of America Funding Corporation
Series 2004-2, Class 1CB1	5.750%	9/20/2034	273,756	265,982
Series 2005-1, Class 1A6	5.500%	2/25/2035	33,657	29,841
Series 2005-B, Class 2A1 (d)	4.009%	4/20/2035	36,692	31,967
Series 2005-E, Class 8A1 (12 Month US Treasury Average + 1.430%) (a)	6.056%	6/20/2035	1,022,471	726,240
Series 2005-3, Class 1A10	5.250%	6/25/2035	274,842	231,342
Series 2005-6, Class 1A3	5.750%	10/25/2035	1,255,557	951,492
Series 2005-6, Class 1A8	6.000%	10/25/2035	359,245	276,716
Series 2005-8, Class 1A1	5.500%	1/25/2036	252,401	197,711
Series 2006-G, Class 3A3 (TSFR12M + 2.465%) (a)	7.884%	7/20/2036	16,974	16,561
Series 2006-4, Class A11	6.000%	7/25/2036	220,034	146,949
Series 2007-4, Class 3A1 (CME Term SOFR 1 Month + 0.484%) (a)	5.808%	6/25/2037	164,067	127,138
Series 2008-R4, Class 1A4 (CME Term SOFR 1 Month + 0.564%) (a)(b)(e)	5.879%	7/25/2037	300,751	181,955
Series 2007-8, Class 4A1 (e)	6.000%	8/25/2037	85,783	61,335
Series 2007-C, Class 7A4 (CME Term SOFR 1 Month + 0.554%) (a)(e)	5.879%	5/20/2047	270,981	222,205
Banc of America Mortgage Securities
Series 2003-H, Class 2A2 (d)	6.000%	9/25/2033	772,767	712,574
Series 2005-3, Class 2A3	5.500%	3/25/2035	580,744	496,050
Series 2005-E, Class 3A1 (d)	4.739%	6/25/2035	223,712	207,486
Series 2005-F, Class 2A2 (d)	5.235%	7/25/2035	229,494	210,282
Series 2005-8, Class A12	5.500%	9/25/2035	1,076,678	893,313
Series 2005-J, Class 2A1 (d)	3.896%	11/25/2035	49,631	44,178
Series 2007-2, Class A7	5.500%	5/25/2037	75,419	55,597
Series 2007-3, Class 1A1	6.000%	9/25/2037	455,264	354,498
Series 2006-2, Class A2 (CME Term SOFR 1 Month + 6.000%) (a)	6.000%	7/25/2046	265,071	215,981
Series 2006-2, Class A3 (CME Term SOFR 1 Month + 0.714%) (a)	6.000%	7/25/2046	816,836	634,323
Bayview Commercial Asset Trust
Series 2005-3A, Class B2 (CME Term SOFR 1 Month + 2.559%) (a)(b)	7.064%	11/25/2035	257,600	243,114
Series 2006-1A, Class B1 (CME Term SOFR 1 Month + 1.689%) (a)(b)	7.009%	4/25/2036	179,541	154,074
BCAP LLC Trust
Series 2008-IND2, Class A2 (d)	3.571%	4/25/2038	959,442	734,726
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1 (d)	5.316%	7/25/2033	91,694	85,790
Series 2003-6, Class 1B1 (d)	5.417%	8/25/2033	176,234	138,789
Series 2006-4, Class 2A1 (d)(e)	4.104%	10/25/2036	156,111	116,693
Series 2007-2, Class 4A1 (1 Year CMT Rate + 2.200%) (a)	6.180%	12/25/2046	819,963	699,175

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

Bear Stearns Alt-A Trust
Series 2004-5, Class M (d)	4.850%	6/25/2034	$490,317	$417,045
Series 2005-7, Class 23A1 (d)	4.149%	9/25/2035	253,682	107,757
Series 2005-9, Class 26A1 (d)	3.698%	11/25/2035	411,836	245,572
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A (c)(e)	5.500%	9/25/2033	94,633	80,959
Series 2007-AC4, Class A2 (CME Term SOFR 1 Month + 26.899%) (a)	8.280%	2/25/2037	612,667	498,308
Bella Vista Mortgage Trust
Series 2004-2, Class A1 (CME Term SOFR 1 Month + 0.854%) (a)	6.174%	2/25/2035	1,434,556	917,715
BINOM Securitization Trust
Series 2021-INV1, Class A1 (b)(d)	2.034%	6/25/2056	177,734	149,220
Charlie Mac
Series 2004-1, Class A8 (CME Term SOFR 1 Month + 0.664%) (a)	5.984%	8/25/2034	30,610	27,409
Chase Mortgage Finance Corporation
Series 2004-S2, Class 2A4	5.500%	2/25/2034	226,378	210,500
Series 2007-A1, Class 11M1 (d)	4.099%	3/25/2037	110,291	101,265
Series 2019-ATR2, Class A11 (CME Term SOFR 1 Month + 1.014%) (a)(b)	6.334%	7/25/2049	1,000,784	955,111
Chase Mortgage Finance Trust
Series 2007-S1, Class A1 (CME Term SOFR 1 Month + 0.714%) (a)	6.000%	2/25/2037	6,455,759	1,800,468
Series 2007-A3, Class 1A7 (d)	4.956%	12/25/2037	140,295	116,233
Series 2007-A3, Class 3A1 (d)(e)	4.666%	12/25/2037	159,441	120,218
ChaseFlex Trust
Series 2007-1, Class 2A6	6.000%	2/25/2037	1,896,557	701,754
Series 2007-3, Class 1A2 (CME Term SOFR 1 Month + 0.574%) (a)	5.894%	7/25/2037	886,285	240,990
Series 2007-M1, Class 1A1 (CME Term SOFR 1 Month + 0.414%) (a)	5.584%	8/25/2037	326,794	303,486
Chevy Chase Mortgage Funding Corp.
Series 2003-4A, Class A1 (CME Term SOFR 1 Month + 0.794%) (a)(b)	6.118%	10/25/2034	160,341	149,623
Series 2005-2A, Class A2 (CME Term SOFR 1 Month + 0.344%) (a)(b)	5.664%	5/25/2036	123,048	109,135
Series 2005-CA, Class A1 (CME Term SOFR 1 Month + 0.324%) (a)(b)	5.644%	10/25/2046	224,969	217,512
Series 2006-1A, Class A1 (CME Term SOFR 1 Month + 0.264%) (a)(b)(e)	5.584%	12/25/2046	413,154	320,607
Series 2006-2A, Class A2 (CME Term SOFR 1 Month + 0.294%) (a)(b)(e)	5.614%	4/25/2047	491,370	384,251
Series 2006-4A, Class A1 (CME Term SOFR 1 Month + 0.244%) (a)(b)	5.564%	11/25/2047	870,555	686,284
Series 2006-4A, Class A2 (CME Term SOFR 1 Month + 0.294%) (a)(b)	5.614%	11/25/2047	62,927	45,199
CHNGE Mortgage Trust
Series 2022-1, Class A1 (b)(d)	3.007%	1/25/2067	144,075	126,970
CIM Trust
Series 2019-INV1, Class A2 (1 Month USD SOFR + 1.114%) (a)(b)	6.429%	2/25/2049	202,765	194,658
Citicorp Mortgage Securities Inc.
Series 2006-3, Class 1A4	6.000%	6/25/2036	1,389,582	1,172,100
Series 2006-4, Class 1A4	6.000%	8/25/2036	1,090,634	953,888
Series 2007-5, Class 1A9	6.000%	6/25/2037	60,152	50,036
Citigroup Financial Products, Inc.
Series 2003-1, Class 3A4 (e)	5.250%	9/25/2033	4,502	3,588
Citigroup Mortgage Loan Trust Inc.
Series 2004-2, Class 1A1 (b)	6.500%	8/25/2033	276,295	249,644
Series 2005-2, Class 1A1 (d)	4.655%	5/25/2035	257,929	240,776
Series 2005-7, Class 2A3A (d)(e)	3.762%	9/25/2035	136,873	89,241
Series 2005-9, Class 1A1 (CME Term SOFR 1 Month + 0.374%) (a)	5.694%	11/25/2035	964,921	779,745
Series 2006-AR1, Class 2A1 (1 Year CMT Rate + 2.400%) (a)	6.380%	3/25/2036	56,791	51,625
Series 2006-WF1, Class A2C (c)	4.589%	3/25/2036	424,876	197,613
Series 2007-AR1, Class A4 (CME Term SOFR 1 Month + 0.534%) (a)	5.854%	1/25/2037	5,929,947	1,078,825
Series 2007-OPX1, Class A2 (CME Term SOFR 1 Month + 0.314%) (a)	5.634%	1/25/2037	1,246,532	519,440
Series 2007-9, Class 3A1 (b)	6.500%	6/25/2037	601,912	518,781
Series 2007-10, Class 22AA (d)	4.510%	9/25/2037	31,106	27,246
Series 2007-10, Class 2A4A (d)	5.720%	9/25/2037	163,514	145,887
Series 2021-INV2, Class A3A (b)(d)	2.500%	5/25/2051	332,993	252,138
Series 2022-J1, Class A1 (b)(d)	2.500%	2/25/2052	746,370	652,961

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB2, Class 2A (d)	4.319%	3/25/2034	$193,237	$168,082
Series 2006-8, Class A1 (1 Month LIBOR USD + 0.600%) (a)(b)	5.500%	10/25/2035	3,010,387	1,506,280
CitiMortgage Alternative Loan Trust
Series 2006-A1, Class 1A5	5.500%	4/25/2036	218,086	189,004
Series 2006-A7, Class 1A1 ( + 0.000%) (a)	6.000%	12/25/2036	456,541	371,679
Series 2006-A7, Class 1A12	6.000%	12/25/2036	338,561	283,699
Series 2006-A7, Class 1A9 (CME Term SOFR 1 Month + 0.764%) (a)	6.000%	12/25/2036	296,960	237,103
Series 2007-A5, Class 1A3 (CME Term SOFR 1 Month + 0.614%) (a)	5.934%	5/25/2037	300,307	238,300
CitiMortgage, Inc.
Series 2005-1, Class 1A4 (e)	5.500%	2/25/2035	21,890	18,771
COLT Mortgage Loan Trust
Series 2021-HX1, Class A1 (b)(d)	1.110%	10/25/2066	166,070	131,705
Countrywide Alternative Loan Trust
Series 2005-J1, Class 2A1	5.500%	2/25/2025	244	239
Series 2003-J2, Class M	6.000%	10/25/2033	169,249	152,850
Series 2004-28CB, Class 2A5 (CME Term SOFR 1 Month + 0.514%) (a)	5.834%	1/25/2035	171,495	154,569
Series 2004-34T1, Class A2 (e)	5.500%	2/25/2035	350,893	284,224
Series 2005-2, Class 2A1 (d)	4.518%	3/25/2035	272,330	240,483
Series 2005-19CB, Class A2 (CME Term SOFR 1 Month, -2.200) (g)	4.985%	6/25/2035	67,281	47,263
Series 2005-21CB, Class A7 (e)	5.500%	6/25/2035	39,383	28,435
Series 2005-24, Class 4A2 (CME Term SOFR 1 Month + 0.714%) (a)(e)	6.039%	7/20/2035	467,242	273,337
Series 2005-17, Class 2A1 (CME Term SOFR 1 Month + 0.594%) (a)	5.914%	7/25/2035	752,617	587,512
Series 2005-29CB, Class A2 (CME Term SOFR 1 Month + 0.414%) (a)	5.734%	7/25/2035	647,461	303,399
Series 2005-29CB, Class A4	5.000%	7/25/2035	63,337	35,061
Series 2005-J7, Class 1A7 (CME Term SOFR 1 Month + 0.814%) (a)	5.500%	7/25/2035	637,131	262,554
Series 2005-J8, Class 1A5	5.500%	7/25/2035	295,769	203,797
Series 2005-27, Class 1A6 (CME Term SOFR 1 Month + 1.344%) (a)	6.664%	8/25/2035	456,489	355,674
Series 2005-J10, Class 1A13 (CME Term SOFR 1 Month + 0.814%) (a)	5.500%	10/25/2035	342,047	212,393
Series 2005-51, Class 3A2A (12 Month US Treasury Average + 1.290%) (a)	5.916%	11/20/2035	805,583	682,093
Series 2005-49CB, Class A7	5.500%	11/25/2035	648,716	423,258
Series 2005-57CB, Class 3A3	5.500%	12/25/2035	384,304	190,922
Series 2005-70CB, Class A4	5.500%	12/25/2035	253,117	165,668
Series 2005-76, Class 2A1 (12 Month US Treasury Average + 1.000%) (a)	5.626%	2/25/2036	22,402	19,997
Series 2006-J1, Class 2A1	7.000%	2/25/2036	957,286	109,955
Series 2006-8T1, Class 1A4	6.000%	4/25/2036	73,761	34,055
Series 2006-J2, Class A2 (CME Term SOFR 1 Month, -1.000) (g)(i)	0.066%	4/25/2036	2,143,091	126,461
Series 2006-24CB, Class A22	6.000%	8/25/2036	442,510	241,629
Series 2006-24CB, Class A9	6.000%	8/25/2036	579,606	316,489
Series 2006-26CB, Class A20 (CME Term SOFR 1 Month + 0.464%) (a)	5.784%	9/25/2036	1,550,209	555,686
Series 2006-J5, Class 1A5	6.500%	9/25/2036	229,190	125,481
Series 2006-31CB, Class A5 (CME Term SOFR 1 Month + 0.864%) (a)	6.000%	11/25/2036	3,515,352	1,546,498
Series 2006-32CB, Class A16 (e)	5.500%	11/25/2036	47,798	24,234
Series 2006-32CB, Class A3	6.000%	11/25/2036	360,829	212,877
Series 2006-40T1, Class 2A4	6.000%	12/25/2036	2,174,625	592,937
Series 2006-39CB, Class 2A1 (CME Term SOFR 1 Month + 0.564%) (a)	5.884%	1/25/2037	4,004,897	543,788
Series 2006-41CB, Class 1A7	6.000%	1/25/2037	308,565	161,137
Series 2006-HY13, Class 4A1 (d)	3.964%	2/25/2037	466,303	397,920
Series 2007-2CB, Class 2A1 (CME Term SOFR 1 Month + 0.714%) (a)	5.750%	3/25/2037	312,952	129,833
Series 2007-J1, Class 2A6 (CME Term SOFR 1 Month + 0.714%) (a)	6.000%	3/25/2037	1,829,730	506,238
Series 2007-3T1, Class 1A2 (CME Term SOFR 1 Month + 0.614%) (a)	5.750%	4/25/2037	1,712,845	541,245
Series 2007-9T1, Class 1A4 (CME Term SOFR 1 Month + 0.614%) (a)	5.934%	5/25/2037	1,182,805	443,017
Series 2007-9T1, Class 1A5 (CME Term SOFR 1 Month, -1.000) (g)(i)	0.066%	5/25/2037	1,182,805	61,192
Series 2007-16CB, Class 1A5 (CME Term SOFR 1 Month + 0.514%) (a)	5.834%	8/25/2037	1,523,639	968,458
Series 2007-16CB, Class 2A2 (CME Term SOFR 1 Month, -8.333) (g)	9.298%	8/25/2037	718,062	729,414
Series 2007-16CB, Class 5A1 (e)	6.250%	8/25/2037	68,553	32,906
Series 2007-17CB, Class 1A10 (CME Term SOFR 1 Month, -4.600) (g)	4.903%	8/25/2037	704,386	492,521
Series 2007-21CB, Class 2A3 (CME Term SOFR 1 Month + 0.614%) (a)	5.934%	9/25/2037	1,880,577	584,037

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

Series 2007-22, Class 2A16	6.500%	9/25/2037	$1,073,226	$409,489
Series 2007-24, Class A6 (CME Term SOFR 1 Month + 1.114%) (a)	6.434%	10/25/2037	224,637	54,605
Series 2007-24, Class A7 (CME Term SOFR 1 Month, -1.000) (g)(i)	0.566%	10/25/2037	224,637	17,348
Series 2007-25, Class 1A2	6.500%	11/25/2037	1,254,648	576,380
Series 2006-34, Class A5	6.250%	11/25/2046	809,315	380,187
Series 2006-46, Class A2 (CME Term SOFR 1 Month + 0.634%) (a)	5.954%	2/25/2047	453,760	165,574
Series 2007-OA2, Class 1A1 (12 Month US Treasury Average + 0.840%) (a)	5.466%	3/25/2047	320,074	264,429
Series 2007-OH1, Class A1D (CME Term SOFR 1 Month + 0.324%) (a)	5.644%	4/25/2047	75,465	60,624
Countrywide Alternative Loan Trust Resecuritization
Series 2008-2R, Class 4A1 (d)	6.250%	8/25/2037	1,176,092	576,978
Countrywide Home Loans
Series 2003-48, Class 2A3 (d)	6.016%	10/25/2033	395,927	212,369
Series 2004-2, Class 3A1 (d)(e)	4.241%	3/25/2034	290,283	247,670
Series 2004-J3, Class A7	5.500%	5/25/2034	221,316	209,173
Series 2004-25, Class 2A1 (CME Term SOFR 1 Month + 0.794%) (a)	6.114%	2/25/2035	543,514	453,583
Series 2005-2, Class 2A1 (CME Term SOFR 1 Month + 0.754%) (a)	6.074%	3/25/2035	183,149	168,460
Series 2005-15, Class A5	5.500%	8/25/2035	469,175	256,089
Series 2005-19, Class 2A1 (CME Term SOFR 1 Month + 0.464%) (a)	5.784%	8/25/2035	337,818	68,626
Series 2005-16, Class A2 (CME Term SOFR 1 Month + 0.614%) (a)	5.500%	9/25/2035	368,984	211,646
Series 2005-17, Class 1A8	5.500%	9/25/2035	672,050	610,588
Series 2005-J3, Class 1A3 (CME Term SOFR 1 Month + 1.464%) (a)	6.000%	9/25/2035	1,371,957	950,003
Series 2005-21, Class A2	5.500%	10/25/2035	186,630	105,864
Series 2005-25, Class A17	5.500%	11/25/2035	402,101	197,457
Series 2005-HYB8, Class 4A1 (d)	3.879%	12/20/2035	138,714	119,875
Series 2005-31, Class 2A1 (d)	3.273%	1/25/2036	215,597	182,007
Series 2005-HY10, Class 5A1 (d)	3.847%	2/20/2036	407,017	351,002
Series 2006-10, Class 1A11	5.850%	5/25/2036	173,509	76,338
Series 2006-9, Class A17 (CME Term SOFR 1 Month + 0.614%) (a)	5.934%	5/25/2036	1,114,687	348,225
Series 2007-1, Class A2	6.000%	3/25/2037	1,422,497	674,963
Series 2007-3, Class A14 (CME Term SOFR 1 Month + 0.514%) (a)	5.834%	4/25/2037	665,331	221,404
Series 2007-3, Class A16	6.000%	4/25/2037	511,970	240,974
Series 2007-HY1, Class 1A1 (d)	3.834%	4/25/2037	440,133	396,751
Series 2007-10, Class A6	6.000%	7/25/2037	399,275	87,482
Series 2007-17, Class 1A1	6.000%	10/25/2037	304,109	210,007
Series 2007-20, Class A1	6.500%	1/25/2038	123,493	56,824
Credit Suisse First Boston Mortgage Securities
Series 2001-28, Class 1A1 (1 Month LIBOR USD + 0.650%) (a)	6.084%	11/25/2031	104,394	60,018
Series 2002-9, Class 1A1	7.000%	3/25/2032	877,287	781,287
Series 2004-6, Class 4A12 (CME Term SOFR 1 Month + 0.514%) (a)	5.834%	10/25/2034	122,439	111,989
Series 2005-4, Class 2A4	5.500%	6/25/2035	543,740	392,809
Series 2005-7, Class 2A2 (CME Term SOFR 1 Month + 0.414%) (a)	5.734%	8/25/2035	1,069,860	427,555
Series 2005-8, Class 5A1 (CME Term SOFR 1 Month, -2.750) (g)	4.581%	9/25/2035	950,308	345,488
Series 2005-9, Class 1A3	5.250%	10/25/2035	176,651	152,334
Series 2005-9, Class 3A1	6.000%	10/25/2035	3,073,572	968,073
Series 2005-9, Class 4A1 (CME Term SOFR 1 Month, -2.750) (g)	4.581%	10/25/2035	414,267	354,211
Series 2005-10, Class 10A3	6.000%	11/25/2035	197,147	53,623
Series 2005-10, Class 6A7	5.500%	11/25/2035	253,869	104,906
Series 2005-11, Class 1A1	6.500%	12/25/2035	1,129,261	563,389
Series 2005-11, Class 3A5	5.500%	12/25/2035	196,868	81,885
Series 2005-11, Class 8A5	6.000%	12/25/2035	121,510	91,752
Credit Suisse Management LLC
Series 2005-8, Class 1A3 (e)	5.250%	9/25/2035	46,818	30,198
Credit Suisse Mortgage Capital Certificates
Series 2006-6, Class 2A2 (CME Term SOFR 1 Month, -1.000) (g)(i)	0.466%	7/25/2036	2,289,481	87,955
Credit Suisse Mortgage Trust
Series 2013-6, Class 1A1 (b)(d)	2.500%	7/25/2028	38,939	36,017
Series 2006-2, Class 2A3	6.000%	3/25/2036	72,895	29,334
Series 2006-2, Class 6A8	5.750%	3/25/2036	213,813	112,222

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

Series 2006-3, Class 1A3 (c)	6.810%	4/25/2036	$9,650,000	$631,560
Series 2006-3, Class 1A4A (c)(e)	6.396%	4/25/2036	43,913	21,605
Series 2006-3, Class 1A4B (c)	6.664%	4/25/2036	2,008,353	130,003
Series 2006-6, Class 1A12	6.000%	7/25/2036	1,833,272	874,179
Series 2006-6, Class 1A8	6.000%	7/25/2036	1,227,625	585,381
Series 2006-6, Class 2A4	6.500%	7/25/2036	4,499,992	1,204,695
Series 2006-7, Class 3A12	6.250%	8/25/2036	1,418,239	573,839
Series 2007-4R, Class 1A1 (b)(d)	4.883%	10/26/2036	71,631	58,951
Series 2007-3, Class 1A2 (d)	5.587%	4/25/2037	3,746,831	862,196
Series 2007-4, Class 2A2	6.000%	6/25/2037	98,796	54,981
Series 2007-5, Class 3A19	6.000%	8/25/2037	218,714	157,423
Series 2013-6, Class 2A1 (b)(d)	3.500%	8/25/2043	599,825	519,734
Series 2021-NQM2, Class A3 (b)(d)	1.538%	2/25/2066	190,685	155,789
CSAB Mortgage-Backed Trust
Series 2006-1, Class A3 (CME Term SOFR 1 Month + 0.594%) (a)	5.914%	6/25/2036	4,964,114	816,169
Series 2007-1, Class 1A1A (d)	5.898%	5/25/2037	2,118,978	494,656
Series 2007-1, Class 4A1 (CME Term SOFR 1 Month + 0.464%) (a)	5.784%	5/25/2037	8,175,469	1,113,538
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (b)(d)	0.899%	4/25/2066	397,795	339,456
Series 2021-2, Class A2 (b)(d)	1.209%	4/25/2066	303,923	259,678
Deutsche Alt-A Securities Inc. Mortgage Loan Trust
Series 2003-1, Class A1	5.500%	9/25/2033	337,938	312,391
Series 2005-4, Class A5 (d)	5.500%	9/25/2035	69,330	59,218
Series 2007-BAR1, Class A4 (CME Term SOFR 1 Month + 0.594%) (a)	5.914%	3/25/2037	7,517,050	465,211
Series 2007-OA5, Class A1A (CME Term SOFR 1 Month + 0.314%) (a)(e)	5.634%	8/25/2047	191,052	155,325
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5 (c)	6.160%	12/25/2033	32,511	30,168
Series 2004-5, Class A4B (c)	6.125%	7/25/2034	36,761	34,673
Series 2006-PR1, Class 3A1 (CME Term SOFR 1 Month, -1.400) (b)(e)(g)	4.499%	4/15/2036	35,119	24,829
Series 2006-PR1, Class 5AF1 (CME Term SOFR 1 Month + 0.664%) (a)(b)	5.997%	4/15/2036	452,507	359,075
Series 2006-PR1, Class 5AI4 (CME Term SOFR 1 Month, -1.400) (b)(g)	4.499%	4/15/2036	543,413	441,091
Ellington Financial Mortgage Trust
Series 2020-1, Class A1 (b)(d)	2.006%	5/25/2065	18,558	17,713
Federal Home Loan Mortgage Corp.
Series 4594, Class KS (1 Month USD SOFR, -1.000) (g)	0.000%	5/15/2033	692,614	493,933
Series T-48, Class 1A (d)(e)	4.422%	7/25/2033	118,926	104,893
Series 2770, Class LO (h)	0.000%	3/15/2034	7,623	5,746
Series 3006, Class YF (1 Month USD SOFR + 0.374%) (a)	5.688%	7/15/2035	294,450	287,668
Series 3232, Class KF (1 Month USD SOFR + 0.564%) (a)	5.878%	10/15/2036	125,894	123,270
Series 3240, Class AF (1 Month USD SOFR + 0.464%) (a)	5.778%	11/15/2036	715,230	692,695
Series 3281, Class AF (1 Month USD SOFR + 0.434%) (a)	5.502%	2/15/2037	301,796	293,852
Series 3567, Class F (1 Month USD SOFR + 1.364%) (a)	6.553%	2/15/2038	188,908	171,112
Series 3666, Class FC (1 Month USD SOFR + 0.844%) (a)	6.158%	5/15/2040	172,209	169,513
Series 3815, Class DS (1 Month USD SOFR, -1.000) (g)	0.000%	2/15/2041	247,500	187,568
Series 4400, Class FA (1 Month USD SOFR + 0.514%) (a)	5.828%	2/15/2041	186,969	181,305
Series 4105, Class KA	2.000%	8/15/2041	227,641	211,494
Series 3946, Class SW (1 Month USD SOFR, -1.000) (g)	2.000%	10/15/2041	255,071	175,227
Series 4061, Class SL (1 Month USD SOFR, -1.000) (g)	0.000%	6/15/2042	41,307	15,703
Series 4076, Class LF (1 Month USD SOFR + 0.414%) (a)	5.728%	7/15/2042	129,647	126,198
Series 4094, Class CW	2.000%	8/15/2042	331,757	259,683
Series 4108, Class FC (1 Month USD SOFR + 0.514%) (a)	5.828%	9/15/2042	2,784,474	2,690,293
Series 4615, Class GT (1 Month USD SOFR, -4.000) (g)	0.000%	10/15/2042	1,074,992	674,313
Series 4708, Class F (1 Month USD SOFR + 0.414%) (a)	5.728%	8/15/2047	629,703	602,677
Series 4821, Class FA (1 Month USD SOFR + 0.414%) (a)	5.728%	7/15/2048	338,044	322,321
Series 4852, Class FD (1 Month USD SOFR + 0.464%) (a)	5.778%	12/15/2048	504,444	482,474
Series 4982, Class F (1 Month USD SOFR + 0.564%) (a)	5.879%	6/25/2050	2,869,191	2,764,479
Series 5328, Class JY	0.250%	9/25/2050	746,015	473,132

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

Security	Rate	Maturity Date	Principal Amount	Value

Federal National Mortgage Association
Series 2013-26, Class SJ (1 Month USD SOFR, -1.000) (g)	0.000%	4/25/2033	$667,145	$485,560
Series 2004-37, Class FB (1 Month USD SOFR + 0.234%) (a)	5.522%	6/25/2034	145,061	141,421
Series 2005-45, Class XA (1 Month USD SOFR + 0.454%) (a)	5.769%	6/25/2035	327,938	322,219
Series 2006-23, Class BD	1.000%	4/25/2036	434,578	351,170
Series 2007-91, Class JF (1 Month USD SOFR + 0.714%) (a)	6.029%	10/25/2037	240,954	237,768
Series 2011-40, Class SB (1 Month USD SOFR, -1.000) (e)(g)	0.000%	11/25/2040	42,394	22,537
Series 2010-135, Class AF (1 Month USD SOFR + 0.664%) (a)	5.979%	12/25/2040	185,836	181,165
Series 2011-85, Class KF (1 Month USD SOFR + 0.664%) (a)	5.979%	9/25/2041	268,337	261,690
Series 2011-130, Class KO (h)	0.000%	12/25/2041	131,559	98,388
Series 2012-90, Class ZJ	1.500%	3/25/2042	311,782	263,835
Series 2012-79, Class FM (1 Month USD SOFR + 0.564%) (a)	5.879%	7/25/2042	101,367	98,248
Series 2012-80, Class FM (1 Month USD SOFR + 0.614%) (a)	5.929%	8/25/2042	186,399	181,152
Series 2013-15, Class FA (1 Month USD SOFR + 0.464%) (a)	5.779%	3/25/2043	794,701	765,499
Series 2013-83, Class US (1 Month USD SOFR, -1.000) (e)(g)	0.000%	8/25/2043	160,197	80,359
Series 2014-38, Class F (1 Month USD SOFR + 0.514%) (a)	5.829%	7/25/2044	5,555,491	5,406,063
Series 2015-38, Class PI	4.500%	8/25/2044	173,780	19,352
Series 2015-31, Class FE (1 Month USD SOFR + 0.414%) (a)	5.729%	5/25/2045	6,333,219	6,114,218
Series 2018-94, Class FA (1 Month USD SOFR + 0.514%) (a)	5.829%	1/25/2049	710,313	682,106
Series 2019-41, Class F (1 Month USD SOFR + 0.614%) (a)	5.929%	8/25/2059	1,774,615	1,721,015
First Horizon Alternative Mortgage Securities
Series 2005-FA6, Class A7	5.500%	9/25/2035	798,558	419,152
Series 2005-AA10, Class 2A1 (d)	5.532%	12/25/2035	144,770	112,079
Series 2005-AA11, Class 2A1 (d)	4.818%	1/25/2036	399,535	211,287
Series 2006-FA2, Class 1A6	6.000%	5/25/2036	800,951	330,093
Series 2007-FA2, Class 1A5 (CME Term SOFR 1 Month + 0.414%) (a)	5.734%	4/25/2037	1,250,185	300,145
Series 2007-FA3, Class A5 (CME Term SOFR 1 Month + 0.714%) (a)	6.000%	6/25/2037	3,328,684	826,384
First Horizon Alternative Mortgage Securities Trust 2006-AA2
Series 2006-AA2, Class 2A1 (d)	4.941%	5/25/2036	58,207	47,474
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1 (d)	5.466%	8/25/2035	181,879	126,342
FirstKey Mortgage Trust
Series 2015-1, Class A3 (b)(d)	3.500%	3/25/2045	52,859	46,189
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4 (b)(d)	4.000%	9/25/2048	149,910	142,206
Series 2019-1INV, Class A11 (CME Term SOFR 1 Month + 1.064%) (a)(b)	5.500%	10/25/2049	311,100	289,234
Series 2019-1INV, Class A13 (b)(d)	3.500%	10/25/2049	29,421	25,301
Series 2020-1INV, Class A11 (CME Term SOFR 1 Month + 0.964%) (a)(b)	6.000%	3/25/2050	1,510,130	1,395,738
FWD Securitization Trust
Series 2020-INV1, Class A3 (b)(d)	2.440%	1/25/2050	248,065	221,753
Galton Funding Mortgage Trust
Series 2019-2, Class A21 (b)(d)	4.000%	6/25/2059	71,127	63,413
GCAT
Series 2020-NQM2, Class A1 (b)(c)	1.555%	4/25/2065	279,868	251,441
Series 2021-NQM3, Class A1 (b)(d)	1.091%	5/25/2066	2,240,882	1,787,650
Series 2021-CM2, Class A1 (b)(d)	2.352%	8/25/2066	326,809	291,052
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2 (d)	5.585%	7/19/2035	122,412	87,532
GS Mortgage Securities Corp.
Series 2009-4R, Class 2A3 (CME Term SOFR 1 Month + 0.564%) (a)(b)(e)	5.879%	12/26/2036	303,354	183,529
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A2 (b)(d)	2.500%	5/25/2051	320,563	243,327
GSAA Home Equity Trust
Series 2005-14, Class 1A2 (CME Term SOFR 1 Month + 0.814%) (a)	6.134%	12/25/2035	770,008	330,077
Series 2005-14, Class 2A3 (CME Term SOFR 1 Month + 0.814%) (a)(e)	6.134%	12/25/2035	325,930	264,655
Series 2006-2, Class 1A2 (CME Term SOFR 1 Month + 0.654%) (a)	5.974%	12/25/2035	1,093,335	967,302
Series 2006-10, Class AF3 (d)	5.985%	6/25/2036	970,710	246,515
Series 2006-11, Class 2A1 (CME Term SOFR 1 Month + 0.294%) (a)	5.614%	7/25/2036	483,132	99,231
Series 2007-5, Class 2A1A (CME Term SOFR 1 Month + 0.354%) (a)(e)	5.674%	4/25/2047	336,075	284,656

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value

GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF (CME Term SOFR 1 Month + 0.464%) (a)(b)	5.784%	1/25/2035	$32,756	$28,749
Series 2005-RP3, Class 1AF (CME Term SOFR 1 Month + 0.464%) (a)(b)	5.784%	9/25/2035	472,698	394,788
GSMPS Mortgage Loan Trust 2006-RP1
Series 2006-RP1, Class 1AS (b)(d)(i)	0.000%	1/25/2036	14,072,904	252
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4	5.500%	1/25/2034	26,136	24,990
Series 2005-1F, Class 4A1 (CME Term SOFR 1 Month + 0.414%) (a)	5.734%	1/25/2035	327,975	297,227
Series 2005-6F, Class 3A11 (CME Term SOFR 1 Month + 0.414%) (a)	5.734%	7/25/2035	549,729	419,604
Series 2005-AR6, Class B1 (d)	4.818%	9/25/2035	90,686	77,452
Series 2005-AR5, Class 2A3 (d)	4.629%	10/25/2035	23,916	13,091
Series 2005-9F, Class 1A6	5.500%	12/25/2035	342,143	270,895
Series 2006-AR1, Class 3A1 (d)	3.656%	1/25/2036	236,551	239,454
Series 2006-3F, Class 2A3	5.750%	3/25/2036	414,363	358,662
Series 2006-3F, Class 5A2 (CME Term SOFR 1 Month, -1.000) (g)(i)	1.716%	3/25/2036	390,317	30,806
Series 2006-AR2, Class 3A1 (d)	4.737%	4/25/2036	501,247	319,000
Series 2006-4F, Class 4A2 (CME Term SOFR 1 Month, -1.000) (g)(i)	1.716%	5/25/2036	9,242,958	813,139
Series 2006-7F, Class 4A2	6.500%	8/25/2036	1,722,465	590,191
Series 2006-10F, Class 4A1 (CME Term SOFR 1 Month + 0.464%) (a)	5.784%	1/25/2037	1,685,157	223,599
Series 2007-AR2, Class 1A1 (d)	3.700%	5/25/2037	859,541	473,150
Series 2007-OA1, Class 2A3A (CME Term SOFR 1 Month + 0.424%) (a)	5.744%	5/25/2037	617,177	353,163
Series 2006-OA1, Class 2A2 (CME Term SOFR 1 Month + 0.634%) (a)	5.954%	8/25/2046	3,306,688	806,086
Series 2007-AR1, Class 2A1 (d)(e)	3.841%	3/25/2047	44,967	25,631
GSR Mortgage Loan Trust 2006-3F
Series 2006-3F, Class 5A1 (CME Term SOFR 1 Month + 0.464%) (a)	5.784%	3/25/2036	1,344,070	178,230
Harborview Mortgage Loan Trust
Series 2005-15, Class 3A11 (12 Month US Treasury Average + 2.000%) (a)	6.626%	10/20/2045	604,556	439,434
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A3 (CME Term SOFR 1 Month + 0.934%) (a)	6.262%	11/19/2034	262,737	220,142
Series 2005-14, Class 3A1A (d)	5.725%	12/19/2035	47,849	44,691
Series 2005-14, Class 4A1A (d)	4.555%	12/19/2035	1,401,744	729,592
Series 2005-16, Class 1A1A (CME Term SOFR 1 Month + 0.614%) (a)	5.942%	1/19/2036	6,225,281	1,819,545
Series 2005-16, Class 3A1A (CME Term SOFR 1 Month + 0.614%) (a)	5.942%	1/19/2036	2,155,237	1,296,721
Series 2006-8, Class 1A1 (CME Term SOFR 1 Month + 0.514%) (a)	5.639%	7/21/2036	762,068	367,577
Series 2006-5, Class 2A1A (CME Term SOFR 1 Month + 0.474%) (a)	5.802%	7/19/2046	1,529,875	799,114
Series 2007-4, Class 2A1 (CME Term SOFR 1 Month + 0.554%) (a)	5.662%	7/19/2047	343,736	315,788
HSBC Asset Loan Obligation
Series 2007-WF1, Class A1 (CME Term SOFR 1 Month + 0.234%) (a)	5.554%	12/25/2036	1,284,896	393,011
HUD Office of the Secretary
Series 2007-72, Class HF (CME Term SOFR 1 Month + 0.554%) (a)	5.879%	11/20/2037	187,026	178,255
Series 2010-85, Class FE (CME Term SOFR 1 Month + 0.564%) (a)	5.889%	7/20/2040	2,788,932	2,712,500
Series 2010-109, Class FB (CME Term SOFR 1 Month + 0.514%) (a)	5.839%	8/20/2040	3,713,882	3,603,276
Series 2011-7, Class LS (CME Term SOFR 1 Month, -2.000) (g)	0.357%	12/20/2040	1,173,007	912,987
Series 2011-13, Class FB (CME Term SOFR 1 Month + 0.664%) (a)	5.989%	1/20/2041	1,392,422	1,355,159
Series 2011-32, Class F (CME Term SOFR 1 Month + 0.614%) (a)	5.945%	3/16/2041	634,489	613,236
Series 2012-21, Class QF (CME Term SOFR 1 Month + 0.464%) (a)	5.789%	2/20/2042	1,070,086	1,036,109
Series 2014-41, Class ST (CME Term SOFR 1 Month, -2.667) (g)	0.000%	11/20/2042	126,574	88,907
Series 2013-72, Class DA	2.040%	11/16/2047	130,000	83,208
Series 2018-14, Class FB (CME Term SOFR 1 Month + 0.364%) (a)	5.689%	1/20/2048	3,485,647	3,347,812
Series 2018-125, Class BF (CME Term SOFR 1 Month, -1.000) (g)	6.000%	6/20/2048	1,434,875	1,373,970
Series 2020-165, Class UC	1.250%	11/20/2050	711,684	507,796
Series 2021-98, Class IY (e)	3.000%	6/20/2051	153,843	17,548
Series 2023-66, Class OQ (h)	0.000%	7/20/2052	358,179	264,565
Impac CMB Trust
Series 2004-6, Class 2A (c)	6.060%	10/25/2034	412,764	412,104
Series 2004-11, Class 2A1 (CME Term SOFR 1 Month + 0.774%) (a)	6.094%	3/25/2035	28,389	26,008
Series 2005-4, Class 1M1 (CME Term SOFR 1 Month + 0.544%) (a)(e)	6.079%	5/25/2035	38,084	31,991
Series 2005-5, Class A1 (CME Term SOFR 1 Month + 0.434%) (a)	6.074%	8/25/2035	476,414	432,922
Series 2005-6, Class 2B1 (CME Term SOFR 1 Month + 2.664%) (a)	7.984%	10/25/2035	8,827	8,962

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value

Impac Secured Assets Corp.
Series 2005-2, Class A2D (CME Term SOFR 1 Month + 0.974%) (a)	6.294%	3/25/2036	$48,089	$38,104
Series 2007-3, Class A1A (CME Term SOFR 1 Month + 0.334%) (a)	5.654%	9/25/2037	159,552	139,931
IndyMac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3	6.000%	8/25/2037	2,742,793	1,057,866
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1	6.500%	9/25/2037	26,663	15,213
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1 (d)(e)	4.443%	9/25/2036	255,355	146,063
Series 2007-AR1, Class 1A1 (d)	3.546%	3/25/2037	187,689	156,045
IndyMac INDX Mortgage Loan Trust
Series 2005-AR5, Class 4A1 (d)	3.855%	5/25/2035	274,396	199,894
Series 2006-AR5, Class 2A1 (d)	3.425%	5/25/2036	1,435,355	1,303,698
Series 2007-AR21, Class 1A2 (d)	4.202%	11/25/2036	193,734	177,608
Series 2006-AR37, Class 1A1 (d)	3.713%	2/25/2037	68,560	55,597
Series 2007-AR9, Class 2A1 (d)	3.669%	4/25/2037	21,230	13,258
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11 (e)	6.000%	12/25/2035	11,651	6,536
Series 2006-S1, Class 3A5 (d)	5.730%	3/25/2036	52,423	49,898
Series 2006-A2, Class 3A1 (d)	3.718%	5/25/2036	752,982	423,602
Series 2006-S3, Class A5 (c)	6.920%	8/25/2036	1,076,841	783,289
Series 2006-A4, Class A8 (d)	4.021%	9/25/2036	9,637	10,443
Series 2006-A6, Class 2A6 (d)	3.739%	11/25/2036	895,655	722,631
Series 2007-A2, Class 2A1 (d)	4.561%	5/25/2037	170,438	152,628
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1 (d)	4.240%	2/25/2034	67,224	65,901
Series 2004-A3, Class 1A1 (d)	4.777%	7/25/2034	150,606	134,819
Series 2005-A1, Class 3A4 (d)	4.549%	2/25/2035	35,874	33,586
Series 2005-A2, Class 2A1 (d)	3.576%	4/25/2035	85,673	68,359
Series 2007-A1, Class 5A6 (d)	4.190%	7/25/2035	144,619	136,171
Series 2005-A8, Class 1A1 (d)	4.336%	11/25/2035	1,100,441	896,653
Series 2006-A4, Class 5A1 (d)	4.097%	6/25/2036	135,356	97,554
Series 2006-S3, Class 1A13	6.500%	8/25/2036	627,987	206,294
Series 2007-S1, Class 2A22	5.750%	3/25/2037	309,982	126,514
Series 2007-S3, Class 1A18 (CME Term SOFR 1 Month + 0.614%) (a)	5.934%	8/25/2037	863,309	289,815
Series 2014-IVR6, Class 2A4 (b)(d)	6.462%	7/25/2044	10,919	10,825
Series 2016-2, Class A1 (b)(d)	6.964%	6/25/2046	15,531	14,133
Series 2016-3, Class 1A10 (b)(d)	3.000%	10/25/2046	766,786	589,812
Series 2016-4, Class A12 (b)(d)	3.000%	10/25/2046	814,751	616,973
Series 2017-4, Class A3 (b)(d)	3.500%	11/25/2048	5,806	5,158
Series 2017-6, Class A7 (b)(d)	3.500%	12/25/2048	916,973	799,269
Series 2019-INV1, Class A11 (CME Term SOFR 1 Month + 1.064%) (a)(b)	6.379%	10/25/2049	15,338	14,785
Series 2019-9, Class A11 (CME Term SOFR 1 Month + 1.014%) (a)(b)	6.329%	5/25/2050	674,369	634,512
Series 2019-INV3, Class A11 (CME Term SOFR 1 Month + 1.114%) (a)(b)(j)	6.000%	5/25/2050	861,681	815,188
Series 2020-LTV1, Class A11 (CME Term SOFR 1 Month + 1.114%) (a)(b)(j)	6.000%	6/25/2050	570,465	560,766
Series 2020-2, Class A7A (b)(d)	3.000%	7/25/2050	1,010,727	822,641
Series 2020-5, Class A11 (CME Term SOFR 1 Month + 1.114%) (a)(b)	6.429%	12/25/2050	402,179	382,419
Series 2021-3, Class A4 (b)(d)	2.500%	7/25/2051	78,038	66,706
Series 2021-6, Class A4 (b)(d)	2.500%	10/25/2051	436,950	370,368
Series 2022-1, Class A4 (b)(d)	2.500%	7/25/2052	1,455,455	1,218,166
Lehman Mortgage Trust
Series 2006-2, Class 1A1 (d)	5.874%	4/25/2036	104,475	65,289
Series 2006-3, Class 1A10	6.000%	7/25/2036	1,281,084	614,909
Series 2006-7, Class 1A3 (CME Term SOFR 1 Month, -1.000) (g)(i)	0.200%	11/25/2036	3,361,665	140,579
Series 2006-7, Class 1A8 (CME Term SOFR 1 Month + 0.294%) (a)	5.614%	11/25/2036	2,489,850	1,090,797
Series 2006-7, Class 2A5 (CME Term SOFR 1 Month, -1.000) (g)(i)	1.116%	11/25/2036	7,989,496	604,671
Series 2006-9, Class 1A2 (CME Term SOFR 1 Month + 0.714%) (a)	5.750%	1/25/2037	1,173,920	605,956
Series 2008-4, Class A1 (CME Term SOFR 1 Month + 0.494%) (a)	5.814%	1/25/2037	7,952,328	2,360,838

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value

Series 2007-1, Class 2A3 (CME Term SOFR 1 Month, -1.000) (g)(i)	1.196%	2/25/2037	$8,557,661	$603,945
Series 2007-3, Class 1A2 (CME Term SOFR 1 Month, -1.000) (e)(g)(i)	1.266%	3/25/2037	1,388,726	189,978
Series 2007-3, Class 1A3 (CME Term SOFR 1 Month + 0.414%) (a)	5.734%	3/25/2037	2,351,742	615,409
Series 2007-5, Class 1A3	5.750%	6/25/2037	428,002	373,161
Series 2007-6, Class 1A7	6.000%	7/25/2037	403,639	353,011
Series 2007-7, Class 1A1 (CME Term SOFR 1 Month + 0.614%) (a)	5.934%	8/25/2037	726,690	364,463
Series 2007-10, Class 2A1	6.500%	1/25/2038	1,166,231	327,713
Series 2008-2, Class 1A1 (e)	6.000%	3/25/2038	174,169	54,428
Lehman XS Trust
Series 2007-6, Class 1A1 (CME Term SOFR 6 Month + 1.678%) (a)	7.154%	5/25/2037	548,800	425,969
Series 2007-15N, Class 2A1 (CME Term SOFR 1 Month + 0.614%) (a)(e)	5.934%	8/25/2037	32,886	27,164
Series 2006-10N, Class 2A1 (CME Term SOFR 1 Month + 0.354%) (a)(e)	5.674%	5/25/2046	215,412	192,406
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 1A7	5.250%	12/26/2033	224,423	204,463
Series 2004-4, Class 2A3 (d)	3.810%	5/25/2034	193,982	178,344
Series 2005-6, Class 7A1 (d)	5.692%	6/25/2035	304,692	269,099
Series 2005-6, Class 5A1 (d)	3.243%	7/25/2035	164,733	141,861
Series 2005-7, Class 3A1 (d)	3.821%	9/25/2035	356,486	216,236
Series 2006-2, Class 2A1 (d)	4.960%	4/25/2036	58,717	31,752
Series 2006-OA1, Class 1A1 (CME Term SOFR 1 Month + 0.324%) (a)	5.644%	4/25/2046	154,179	134,377
MASTR Alternative Loans Trust
Series 2003-4, Class 3A1	6.000%	6/25/2033	17,833	17,330
Series 2003-6, Class 3A3	6.000%	9/25/2033	41,299	38,232
Series 2004-4, Class 1A1 (e)	5.500%	5/25/2034	23,025	19,974
Series 2004-8, Class 1A1	6.500%	9/25/2034	27,356	26,939
Series 2004-12, Class 2A1	6.500%	12/25/2034	56,719	53,859
Series 2004-13, Class 10A3	5.750%	1/25/2035	464,210	366,786
Series 2005-4, Class 5A1	6.000%	5/25/2035	638,636	539,018
Series 2006-2, Class 2A1 (CME Term SOFR 1 Month + 0.514%) (a)	5.834%	3/25/2036	239,967	25,238
Series 2006-3, Class 2A2	6.750%	7/25/2036	1,065,178	375,015
Series 2007-1, Class 2A7	6.000%	10/25/2036	983,522	286,339
MASTR Asset Securitization Trust
Series 2006-2, Class 1A14	6.000%	6/25/2036	584,873	331,201
MASTR Resecuritization Trust
Series 2008-1, Class A1 (b)(d)(e)	6.000%	9/27/2037	460,897	305,921
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4 (b)(d)	2.500%	8/25/2051	43,999	36,948
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1 (1 Year CMT Rate + 2.400%) (a)	7.790%	8/25/2036	391,103	338,737
Merrill Lynch Mortgage Investors Trust
Series 2003-A1, Class 2A (TSFR12M + 2.340%) (a)(e)	7.759%	12/25/2032	22,817	18,327
Series 2006-3, Class 2A1 (d)	4.756%	10/25/2036	710,221	603,673
MFRA Trust
Series 2021-INV2, Class A1 (b)(d)	1.906%	11/25/2056	157,326	129,877
Series 2020-NQM3, Class A1 (b)(d)	1.014%	1/26/2065	168,678	148,792
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A (d)	4.242%	7/25/2034	29,513	28,112
Series 2004-11AR, Class 1A2A (CME Term SOFR 1 Month + 0.424%) (a)	5.744%	1/25/2035	85,432	76,169
Series 2005-4, Class 4A (d)	4.620%	8/25/2035	35,919	17,032
Series 2005-7, Class 7A6	5.500%	11/25/2035	134,948	118,720
Series 2005-10, Class 1A1 (CME Term SOFR 1 Month + 0.814%) (a)	5.750%	12/25/2035	400,199	242,242
Series 2005-10, Class 1A5	5.750%	12/25/2035	27,795	18,379
Series 2005-9AR, Class 2A (d)	4.980%	12/25/2035	299,214	271,172
Series 2006-3AR, Class 2A3 (d)	4.300%	3/25/2036	653,674	411,193
Series 2006-7, Class 3A (d)	5.216%	6/25/2036	101,968	64,005
Series 2006-12XS, Class A4 (c)	6.512%	10/25/2036	4,476,161	991,790
Series 2006-16AX, Class 1A (CME Term SOFR 1 Month + 0.454%) (a)	5.774%	11/25/2036	2,934,018	526,065
Series 2007-10XS, Class A19 (d)	6.000%	2/25/2037	549,283	166,966

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value

Series 2007-7AX, Class 1A (CME Term SOFR 1 Month + 0.554%) (a)	5.874%	4/25/2037	$2,075,668	$510,544
Series 2007-14AR, Class 3A3 (d)	4.464%	10/25/2037	320,547	291,302
Series 2006-17XS, Class A6 (c)	6.077%	10/25/2046	1,961,764	451,805
Morgan Stanley Reremic Trust
Series 2015-R2, Class 2A1 (12 Month US Treasury Average + 1.090%) (a)(b)(e)	4.907%	12/26/2046	60,693	58,022
Morgan Stanley ReRemic Trust
Series 2013-R3, Class 6B2 (b)(d)	3.907%	12/26/2036	342,878	286,809
MortgageIT Trust
Series 2005-1, Class 2A (CME Term SOFR 1 Month + 1.364%) (a)	6.694%	2/25/2035	51,532	48,980
NMLT Trust
Series 2021-INV1, Class A1 (b)(d)	1.185%	5/25/2056	1,767,387	1,405,674
Nomura Asset Acceptance Corporation
Series 2005-WF1, Class 1A1 (d)	5.692%	3/25/2035	21,725	21,282
Series 2006-WF1, Class A5 (c)	6.757%	6/25/2036	924,046	238,277
Series 2007-2, Class A1B (d)	6.017%	6/25/2037	1,198,506	975,345
Series 2007-1, Class 1A1A (c)	5.995%	3/25/2047	800,005	684,018
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10 (b)(d)	4.033%	12/26/2035	2,500,153	808,588
Oceanview Mortgage Loan Trust
Series 2020-1, Class A1A (b)(d)	1.733%	5/28/2050	854,410	761,073
Onslow Bay Financial LLC
Series 2021-INV2, Class A3 (b)(d)	2.500%	10/25/2051	516,863	391,040
Series 2018-1, Class A2 (CME Term SOFR 1 Month + 0.764%) (a)(b)(e)	6.084%	6/25/2057	42,077	37,869
Series 2020-EXP1, Class 2A1 (CME Term SOFR 1 Month + 0.864%) (a)(b)	6.184%	2/25/2060	31,858	28,567
Series 2020-EXP2, Class A9 (b)(d)	3.000%	5/25/2060	284,091	231,921
Series 2021-NQM2, Class A1 (b)(d)	1.101%	5/25/2061	4,952,634	3,699,843
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 1A8 (b)(d)	3.500%	2/25/2060	411,127	352,882
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1	6.000%	5/25/2037	257,097	218,976
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3 (d)	4.279%	6/18/2037	7,654	7,132
Prime Mortgage Trust
Series 2006-CL1, Class A1 (CME Term SOFR 1 Month + 0.614%) (a)(e)	5.934%	2/25/2035	19,666	18,732
Series 2006-DR1, Class 2A2 (b)	6.000%	5/25/2035	447,580	336,489
Series 2005-4, Class 2A9	5.500%	10/25/2035	79,201	69,948
Series 2006-1, Class 3A1 (CME Term SOFR 1 Month + 0.464%) (a)	5.784%	6/25/2036	1,459,105	978,279
PRKCM Trust
Series 2021-AFC2, Class A1 (b)(d)	2.071%	11/25/2056	411,450	334,515
PSMC Trust
Series 2021-1, Class A11 (b)(d)	2.500%	3/25/2051	490,781	414,896
RALI Trust
Series 2006-QS8, Class A4 (CME Term SOFR 1 Month + 0.564%) (a)(e)	5.884%	8/25/2036	24,982	14,864
Series 2007-QS10, Class A1 (e)	6.500%	9/25/2037	17,737	12,256
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1 (b)(d)	5.500%	11/25/2035	244,598	197,973
RBSSP Resecuritization Trust
Series 2009-12, Class 17A2 (b)(d)	4.788%	10/25/2035	508,309	485,559
Series 2009-12, Class 9A2 (b)(d)	3.897%	3/25/2036	367,380	259,170
Series 2009-5, Class 13A3 (CME Term SOFR 1 Month + 0.614%) (a)(b)	5.944%	8/26/2037	952,481	427,936
RCKT Mortgage Trust
Series 2021-6, Class A5 (b)(d)	2.500%	12/25/2051	441,517	371,201
Residential Accredit Loans, Inc.
Series 2005-QS5, Class A1 (CME Term SOFR 1 Month + 0.514%) (a)	5.750%	4/25/2035	1,662,314	1,275,617
Series 2005-QS7, Class A1	5.500%	6/25/2035	347,086	277,010
Series 2005-QS11, Class A3 (CME Term SOFR 1 Month, -1.000) (g)(i)	0.155%	7/25/2035	374,863	8,741
Series 2005-QA9, Class CB11 (d)	4.395%	8/25/2035	116,174	102,523
Series 2005-QS10, Class 3A3	5.500%	8/25/2035	748,910	533,956

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value

Series 2005-QS13, Class 2A3	5.750%	9/25/2035	$2,094,543	$1,740,887
Series 2005-QS14, Class 3A3	6.000%	9/25/2035	366,812	311,179
Series 2006-QS2, Class 1A17 (CME Term SOFR 1 Month + 0.594%) (a)	5.500%	2/25/2036	514,519	376,618
Series 2006-QS2, Class 1A2 (CME Term SOFR 1 Month + 0.614%) (a)	5.500%	2/25/2036	391,553	286,899
Series 2006-QS2, Class 1A7 (e)	6.000%	2/25/2036	253,105	38,978
Series 2006-QS4, Class A8 (CME Term SOFR 1 Month, -790.000) (g)	8.000%	4/25/2036	66,885	55,025
Series 2006-QS6, Class 1A9 (CME Term SOFR 1 Month + 0.714%) (a)	6.000%	6/25/2036	2,326,471	1,629,446
Series 2006-QS12, Class 2A7 (CME Term SOFR 1 Month + 0.764%) (a)	6.084%	9/25/2036	344,865	240,672
Series 2006-QS13, Class 1A10	6.000%	9/25/2036	525,987	382,108
Series 2007-QS1, Class 1A5 (CME Term SOFR 1 Month + 0.664%) (a)	5.984%	1/25/2037	3,044,114	2,107,678
Series 2007-QS1, Class 2A2 (CME Term SOFR 1 Month + 0.474%) (a)	5.794%	1/25/2037	622,262	408,049
Series 2007-QS5, Class A1	5.500%	3/25/2037	956,464	708,816
Series 2007-QS8, Class A3 (CME Term SOFR 1 Month + 0.714%) (a)(j)	6.000%	6/25/2037	282,097	192,272
Series 2006-QO7, Class 3A2 (CME Term SOFR 1 Month + 0.524%) (a)(e)	5.844%	9/25/2046	52,134	44,001
Residential Asset Securitization Trust
Series 2004-SP3, Class AI4 (c)	5.734%	9/25/2034	247,288	243,647
Series 2005-SP1, Class 1A1	5.000%	9/25/2034	129,773	116,417
Series 2005-A9, Class A4	5.500%	7/25/2035	168,742	53,520
Series 2005-A12, Class A6 (CME Term SOFR 1 Month + 0.614%) (a)(j)	5.500%	11/25/2035	1,454,627	685,043
Series 2005-A15, Class 2A12	6.000%	2/25/2036	739,070	300,769
Series 2005-A15, Class 4A1	6.000%	2/25/2036	2,281,250	728,628
Series 2006-A7CB, Class 2A5 (CME Term SOFR 1 Month + 0.364%) (a)	5.684%	7/25/2036	427,634	71,337
Series 2006-A8, Class 1A5 (e)	6.250%	8/25/2036	15,355	7,708
Series 2006-A8, Class 2A2	6.750%	8/25/2036	1,979,988	572,441
Series 2006-A8, Class 2A3	6.000%	8/25/2036	902,496	231,936
Series 2006-A8, Class 2A4	6.500%	8/25/2036	627,378	174,667
Series 2006-A8, Class 3A8 (CME Term SOFR 1 Month + 0.864%) (a)(j)	6.000%	8/25/2036	506,191	179,463
Series2006-A10, ClassA4	6.500%	9/25/2036	556,947	185,272
Series2006-A10, ClassA5	6.500%	9/25/2036	985,823	327,942
Series 2007-A2, Class 1A6	6.000%	4/25/2037	1,595,125	875,343
Series 2007-A3, Class 1A1 (CME Term SOFR 1 Month + 0.564%) (a)	5.884%	4/25/2037	2,016,089	749,668
Series 2006-A2, Class A11	6.000%	1/25/2046	1,714,802	701,667
Series 2006-A2, Class A7	6.000%	1/25/2046	859,465	350,064
Residential Funding Mtg Sec I
Series 2006-S12, Class 3A7	5.750%	12/25/2036	134,659	103,209
Series 2007-S2, Class A6 (CME Term SOFR 1 Month + 0.714%) (a)(j)	6.000%	2/25/2037	780,281	497,079
Series 2007-S6, Class 2A4	6.000%	6/25/2037	1,359,131	955,705
Series 2007-SA3, Class 2A1 (d)	4.924%	7/27/2037	499,970	373,079
Series 2007-SA4, Class 3A1 (d)	5.262%	10/25/2037	114,909	71,082
Residential Mortgage Loan Trust
Series 2019-2, Class A3 (b)(d)	3.220%	5/25/2059	142,014	140,089
Rithm Capital Corp.
Series 2021-INV2, Class A7 (b)(d)	2.500%	9/25/2051	109,587	91,141
Series 2019-NQM4, Class A2 (b)(d)	2.644%	9/25/2059	187,418	172,444
Salomon Brothers Mortgage Securities VII
Series 1997-HUD1, Class A4 (d)(e)	3.011%	12/25/2030	223,798	140,612
Sequoia Mortgage Trust
Series 2004-6, Class A2 (CME Term SOFR 1 Month + 0.674%) (a)	5.999%	7/20/2034	19,904	17,397
Series 2005-1, Class A1 (CME Term SOFR 1 Month + 0.574%) (a)	5.899%	2/20/2035	15,051	13,216
Series 2007-3, Class 1A1 (1 Month LIBOR USD + 0.400%) (a)	5.839%	7/20/2036	30,004	25,170
Series 2007-3, Class 2BA1 (d)	4.167%	7/20/2037	800,726	604,587
Series 2013-5, Class A1 (b)(d)	2.500%	5/25/2043	225,240	185,340
Series 2013-9, Class AP (b)(h)	0.000%	7/25/2043	240,390	162,767
Series 2015-3, Class A1 (b)(d)	3.500%	7/25/2045	502,817	440,950
Series 2018-CH3, Class A2 (b)(d)	4.000%	8/25/2048	226,110	218,336
Sequoia Mortgage Trust 2003-4
Series 2003-4, Class 2A1 (1 Month LIBOR USD + 0.700%) (a)(e)	6.139%	7/20/2033	61,639	53,225
Sequoia Mortgage Trust 2004-11
Series 2004-11, Class A1 (CME Term SOFR 1 Month + 0.714%) (a)	6.039%	12/20/2034	93,615	82,982

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value

SG Residential Mortgage Trust
Series 2020-2, Class A1 (b)(d)	1.381%	5/25/2065	$24,258	$21,051
Series 2020-2, Class A2 (b)(d)	1.587%	5/25/2065	94,873	82,234
Small Business Administration Pools
Series , Class (Prime Rate + 0.075%) (a)	8.325%	9/25/2037	62,860	68,878
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (b)(d)	1.486%	4/25/2065	420,216	387,357
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-17, Class 5A1 (d)	5.564%	8/25/2035	500,274	292,532
Series 2005-18, Class 1A1 (d)	4.218%	9/25/2035	691,571	430,554
Series 2005-20, Class 1A1 (d)	6.229%	10/25/2035	529,314	476,103
Series 2005-23, Class 3A1 (d)	4.494%	1/25/2036	93,842	48,085
Series 2007-7, Class 1A1 (CME Term SOFR 1 Month + 0.714%) (a)	6.034%	8/25/2037	35,886	30,542
Series 2007-3, Class 2A1 (d)	3.904%	4/25/2047	323,068	290,482
Structured Asset Mortgage Investments Inc.
Series 2004-AR1, Class 1A1 (CME Term SOFR 1 Month + 0.814%) (a)	6.142%	3/19/2034	19,654	18,017
Series 2006-AR1, Class 3A1 (CME Term SOFR 1 Month + 0.574%) (a)	5.894%	2/25/2036	630,690	484,287
Series 2006-AR3, Class 21A1 (CME Term SOFR 1 Month + 0.514%) (a)	5.834%	2/25/2036	850,360	663,892
Series 2006-AR3, Class 22A1 (d)	3.998%	5/25/2036	411,865	222,146
Series 2006-AR5, Class 3A1 (CME Term SOFR 1 Month + 0.534%) (a)	5.854%	5/25/2046	1,750,639	700,597
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1 (CME Term SOFR 1 Month + 0.774%) (a)	6.102%	10/19/2034	7,528	6,959
Structured Asset Securities Corporation
Series 2003-37A, Class 2A (d)	5.324%	12/25/2033	41,374	38,838
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1 (d)	4.101%	4/25/2037	168,292	98,896
Series 2007-4, Class 2A1 (d)	4.734%	10/25/2037	134,816	104,431
TBW Mortgage Backed Pass Through Certificates
Series 2006-2, Class DX	6.000%	7/25/2036	760,331	90,995
Series 2006-3, Class 2A1	6.500%	7/25/2036	879,640	303,803
Terwin Mortgage Trust
Series 2004-19HE, Class A1 (CME Term SOFR 1 Month + 0.854%) (a)(b)	6.174%	10/25/2034	436,839	410,108
Thornburg Mortgage Securities Trust
Series 2005-1, Class A2 (d)	3.788%	4/25/2045	194,360	185,827
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13 (b)(d)	4.000%	11/25/2048	141,971	128,060
Verus Securitization Trust
Series 2021-1, Class A2 (b)(d)(e)	1.052%	1/25/2066	146,218	114,927
Series 2021-1, Class A3 (b)(d)	1.155%	1/25/2066	352,332	291,484
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-5, Class 4A1 (e)	6.000%	12/25/2023	1,636,700	16
Series 2004-RA2, Class CB1 (d)(e)	7.000%	7/25/2033	25,846	18,868
Series 2004-S1, Class 1A11	5.500%	3/25/2034	28,389	26,963
Series 2004-AR9, Class B1 (d)	5.264%	8/25/2034	166,816	148,234
Series 2004-AR11, Class A (d)	5.972%	10/25/2034	129,544	116,124
Series 2005-1, Class 1A1	5.500%	3/25/2035	989,790	879,633
Series 2005-AR5, Class A6 (d)	4.624%	5/25/2035	125,816	120,310
Series 2005-7, Class 2CB4	5.500%	8/25/2035	486,442	454,601
Series 2005-AR12, Class 1A4 (d)	4.641%	10/25/2035	31,225	27,614
Series 2006-AR2, Class 2A1 (d)	3.644%	3/25/2036	85,314	72,382
Series 2006-4, Class 3A3 (c)	5.967%	5/25/2036	203,838	165,152
Series 2006-AR14, Class 1A4 (d)	3.347%	11/25/2036	136,346	115,288
Series 2006-AR14, Class 2A3 (d)	3.346%	11/25/2036	780,442	685,653
Series 2006-AR10, Class A2B (CME Term SOFR 1 Month + 0.534%) (a)	5.644%	12/25/2036	5,109,627	842,752
Series 2007-HY1, Class 1A1 (d)	3.649%	2/25/2037	315,741	268,071
Series 2007-HY1, Class A2B (CME Term SOFR 1 Month + 0.514%) (a)	5.634%	2/25/2037	11,245,574	1,245,763
Series 2002-AR17, Class 1B2 (12 Month US Treasury Average + 1.200%) (a)	5.826%	11/25/2042	86,259	76,418
Series 2005-AR2, Class 2A3 (CME Term SOFR 1 Month + 0.814%) (a)	6.134%	1/25/2045	59,758	57,513
Series 2006-AR3, Class A1B (12 Month US Treasury Average + 1.000%) (a)(e)	5.626%	2/25/2046	39,516	31,514
Series 2006-AR7, Class 3A (12 Month US Treasury Average + 1.048%) (a)(e)	5.674%	7/25/2046	117,006	81,319

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value

Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 1A4	5.750%	7/25/2037	$288,633	$234,714
Series 2007-PA6, Class A1 (d)(e)	5.233%	12/28/2037	101,663	86,769
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 2A1 (d)	4.680%	4/25/2036	79,956	73,745
Series 2006-AR12, Class 2A1 (d)	6.134%	9/25/2036	101,508	93,931
Series 2006-AR14, Class 2A3 (d)	6.317%	10/25/2036	65,140	56,817
Series 2007-AR3, Class A4 (d)	4.624%	4/25/2037	423,664	358,319
Series 2007-7, Class A38 (e)	6.000%	6/25/2037	45,650	35,744
Series 2018-1, Class A1 (b)(d)	3.500%	7/25/2047	28,770	24,638
Series 2019-2, Class A1 (b)(d)	4.000%	4/25/2049	19,552	17,977
WinWater Mortgage Loan Trust
Series 2015-A, Class A3 (b)(d)	3.500%	6/20/2045	243,784	213,794
Yale Mortgage Loan Trust
Series 2007-1, Class A (CME Term SOFR 1 Month + 0.514%) (a)(b)	5.834%	6/25/2037	81,884	25,921
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost — $245,308,426)				$224,018,394

MORTGAGE SECURED NOTE — 0.2%

REAL ESTATE AND RENTAL AND LEASING — 0.2%
Korth Direct Mortgage, Series 2021 B (b)(e)	12.500%	1/25/2027	800,000	780,000
TOTAL REAL ESTATE AND RENTAL AND LEASING				$780,000
TOTAL MORTGAGE SECURED NOTE
(Cost — $800,000)				$780,000

MORTGAGE BACKED SECURITIES — U.S. GOVERNMENT AGENCY — 14.3%
Fannie Mae
FNMA TBA 15YR TBA 5% OCT	5.000%	10/15/2026	16,000,000	15,580,000
Federal Home Loan Mortgage Corp.
Pool S0-6121 (1 Month USD SOFR + 0.664%) (a)	5.978%	8/15/2042	185,660	180,401
Fannie Mae REMICS
Series 2010-41, Class DC	4.500%	5/25/2025	3,228	3,185
Series 2012-111, Class UC	1.350%	10/25/2027	25,481	23,884
Series 2002-30, Class FB (1 Month USD SOFR + 1.114%) (a)	6.429%	8/25/2031	82,063	82,584
Series 2003-25, Class KP	5.000%	4/25/2033	7,779	7,536
Series 2004-T5, Class AB7 (d)	5.929%	5/28/2035	355,485	330,808
Series 2005-82, Class FY (1 Month USD SOFR + 0.384%) (a)	5.699%	9/25/2035	346,865	341,001
Series 2006-62, Class FP (1 Month USD SOFR + 0.364%) (a)	5.679%	7/25/2036	459,910	452,872
Series 2008-11, Class PO	0.000%	3/25/2038	265,363	210,091
Series 2009-106, Class FA (1 Month USD SOFR + 0.864%) (a)	6.179%	1/25/2040	519,414	517,237
Series 2010-41, Class OP	0.000%	5/25/2040	1,448,670	1,170,052
Series 2002-26, Class A3 ( + 0.000%) (a)	4.851%	6/25/2041	755,306	732,161
Series 2011-63, Class FA (1 Month USD SOFR + 0.694%) (a)	6.009%	7/25/2041	313,008	306,258
Series 2013-9, Class HF (1 Month USD SOFR + 0.414%) (a)	5.729%	7/25/2041	682,498	673,800
Series 2011-96, Class PF (1 Month USD SOFR + 0.614%) (a)	5.929%	10/25/2041	1,612,868	1,565,972
Series 2012-6, Class F (1 Month USD SOFR + 0.614%) (a)	5.929%	2/25/2042	835,551	813,103
Series 2002-W8, Class A2	7.000%	6/25/2042	147,693	151,786
Series 2012-93, Class TF (1 Month USD SOFR + 0.414%) (a)	5.729%	6/25/2042	866,174	844,114
Series 2003-W4, Class 3A (d)(e)	4.989%	10/25/2042	22,364	21,246
Series 2012-111, Class FE (1 Month USD SOFR + 0.564%) (a)	5.879%	10/25/2042	1,438,241	1,390,219
Series 2012-146, Class QA	1.000%	1/25/2043	73,203	59,231
Series 2013-2, Class AZ	2.000%	2/25/2043	150,268	109,018
Series 2014-63, Class FL (1 Month USD SOFR + 0.514%) (a)	5.829%	10/25/2044	1,452,314	1,404,240
Series 2014-73, Class FA (1 Month USD SOFR + 0.464%) (a)	5.779%	11/25/2044	981,063	945,929
Series 2015-87, Class BF (1 Month USD SOFR + 0.414%) (a)	5.729%	12/25/2045	11,569	11,145
Series 2016-8, Class FA (1 Month USD SOFR + 0.564%) (a)	5.879%	3/25/2046	1,795,096	1,731,935
Series 2017-3, Class FA (1 Month USD SOFR + 0.614%) (a)	5.929%	2/25/2047	848,235	819,303
Series 2018-58, Class FA (1 Month USD SOFR + 0.414%) (a)	5.729%	8/25/2048	3,059,014	2,918,248

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value

Series 2019-8, Class FA (1 Month USD SOFR + 0.564%) (a)	5.879%	3/25/2049	$923,849	$895,222
Series 2019-24, Class NJ	2.500%	5/25/2049	949,656	780,575
Series 2020-10, Class FA (1 Month USD SOFR + 0.614%) (a)	5.929%	3/25/2050	296,266	286,367
Series 2020-48, Class DA	2.000%	7/25/2050	767,193	610,831
Series 2021-2, Class HB	1.000%	2/25/2051	499,590	348,747
Series 2022-66, Class CA	4.500%	10/25/2052	71,434	69,188
Fannie Mae STRIP
Series 328, Class 1	0.000%	12/25/2032	857,808	707,017
Series 411, Class F1 (1 Month USD SOFR + 0.664%) (a)	5.979%	8/25/2042	909,968	877,307
FannieMae Grantor Trust
Series 2002-T4, Class A3	7.500%	12/25/2041	146,663	152,296
Series 2002-T16, Class A4 (d)	4.974%	5/25/2042	19,991	18,931
Freddie Mac
Series 4171, Class NG	2.000%	6/15/2042	19,633	16,905
Freddie Mac REMICS
Series 4182, Class UC	1.500%	9/15/2027	6,600	6,346
Series T-41, Class 2A (d)	4.664%	7/25/2032	13,133	12,440
Series 4265, Class FD (1 Month USD SOFR + 0.514%) (a)	5.828%	1/15/2035	30,155	29,519
Series 3202, Class HF (1 Month USD SOFR + 0.464%) (a)	5.778%	8/15/2036	12,244	12,024
Series 3378, Class FA (1 Month USD SOFR + 0.694%) (a)	6.008%	6/15/2037	9,810	9,697
Series T-76, Class 2A (d)(e)	2.335%	10/25/2037	287,674	264,372
Series 4076, Class QB	1.750%	11/15/2041	105,380	99,053
Series 4119, Class UF (1 Month USD SOFR + 0.414%) (a)	5.728%	12/15/2041	764,921	750,632
Series T-42, Class A5	7.500%	2/25/2042	141,595	141,381
Series T-57, Class 1A2	7.000%	7/25/2043	276,064	282,990
Series 4313, Class FM (1 Month USD SOFR + 0.564%) (a)	5.878%	3/15/2044	1,855,131	1,775,244
Series 4875, Class F (1 Month USD SOFR + 0.564%) (a)	5.878%	4/15/2049	2,261,598	2,180,405
Series 4882, Class F (1 Month USD SOFR + 0.564%) (a)	5.878%	5/15/2049	2,641,392	2,540,261
Series 4882, Class FA (1 Month USD SOFR + 0.564%) (a)	5.878%	5/15/2049	3,360,689	3,241,091
Series 4921, Class NB	1.750%	8/25/2049	260,545	204,940
Series 4943, Class JP	2.500%	9/25/2049	374,806	313,434
Series 4981, Class JF (1 Month USD SOFR + 0.514%) (a)	5.829%	6/25/2050	2,853,535	2,740,816
Series 5020, Class HA	1.000%	8/25/2050	899,406	634,241
Series 5068, Class AB	1.000%	11/25/2050	455,594	326,415
Freddie Mac STRIP
Series 237, Class PO	0.000%	5/15/2036	942,760	739,081
Series 246, Class PO	0.000%	5/15/2037	262,424	207,837
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class 2A	3.500%	5/25/2047	25,439	22,232
Government National Mortgage Association	2.000%	4/16/2026	7,460	7,222
Series 2014-21, Class DA
Series 2005-48, Class AF (CME Term SOFR 1 Month + 0.314%) (a)	5.639%	6/20/2035	195,501	191,002
Series 2009-52, Class FD (CME Term SOFR 1 Month + 1.064%) (a)	6.395%	7/16/2039	677,673	680,205
Series 2010-147, Class PG	3.500%	5/20/2040	50,883	48,999
Series 2011-75, Class PO	0.000%	5/20/2041	238,737	189,421
Series 2017-39, Class BD	2.500%	6/20/2045	201,937	187,756
Series 2018-168, Class KF (CME Term SOFR 1 Month + 0.464%) (a)	5.789%	12/20/2048	3,539,748	3,404,418
Series 2019-43, Class SQ (CME Term SOFR 1 Month, -1.000) (g)(i)	0.611%	4/20/2049	2,749,440	118,640
Series 2019-90, Class AF (CME Term SOFR 1 Month + 0.514%) (a)	5.839%	7/20/2049	492,910	474,883
Series 2022-179, Class IO	2.500%	9/20/2051	1,441,732	185,675
United States Small Business Administration
Pool 521862 (Prime Rate + 0.855%) (a)	9.355%	3/25/2037	331,131	353,212
TOTAL MORTGAGE BACKED SECURITIES — U.S. GOVERNMENT AGENCY
(Cost — $61,356,862)				$60,536,629

U.S. TREASURY OBLIGATIONS — 1.2%
United States Treasury Note/Bond	5.000%	8/31/2025	5,000,000	4,990,234
TOTAL U.S. TREASURY OBLIGATIONS
(Cost — $4,992,385)				$4,990,234

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

September 30, 2023

		Maturity
Security	Rate	Date	Shares	Value

SHORT-TERM INVESTMENTS — 14.7%

MONEY MARKET FUND — 4.2%
First American Government Obligations Fund — Class X — 5.26% (f)			17,865,897	$17,865,897
TOTAL MONEY MARKET FUND
(Cost — $17,865,897)				$17,865,897

			Principal
			Amount
U.S. TREASURY BILLS — 10.5%
United States Treasury Bill	0.000%	10/10/2023	$3,000,000	2,996,492
United States Treasury Bill	0.000%	11/9/2023	3,000,000	2,983,244
United States Treasury Bill	0.000%	11/21/2023	5,000,000	4,963,137
United States Treasury Bill	0.000%	12/7/2023	2,000,000	1,980,521
United States Treasury Bill	0.000%	12/19/2023	7,000,000	6,919,579
United States Treasury Bill	0.000%	12/26/2023	7,000,000	6,912,341
United States Treasury Bill	0.000%	1/18/2024	8,000,000	7,872,859
United States Treasury Bill	0.000%	2/8/2024	8,000,000	7,848,174
United States Treasury Bill	0.000%	3/28/2024	2,000,000	1,947,432
TOTAL U.S. TREASURY BILLS
(Cost — $44,418,831)				$44,423,779

TOTAL SHORT-TERM INVESTMENTS
(Cost — $62,284,728)				$62,289,676

TOTAL INVESTMENTS — 104.0%
(Cost — $473,376,276)				439,842,305

Liabilities in Excess of Other Assets — (4.0)%				(17,079,394)

TOTAL NET ASSETS — 100.0%				$422,762,911

CMT	Constant Maturity Treasury
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
TBA	To be announced

(a)	Floating rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.

(b)	Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At September 30, 2023, the value of these securities totaled $84,149,944 or 19.9% of net assets.

(c)	Step-up coupon bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate disclosed is as of September 30, 2023.

(d)	Variable rate security. The rate is based on an underlying pool of loans and represents the rate in effect as of September 30, 2023.

(e)	Securities have been fair valued under procedures approved by the Board of Trustees. The total value of these securities as of September 30, 2023 was $7,000,527, which represents 1.66% of total net assets of the Fund.

(f)	The rate reported is the annualized seven-day yield as of September 30, 2023.

(g)	Inverse floating rate security. The interest rate disclosed is derived by subtracting the disclosed leverage factor times the reference index from a starting base rate.

(h)	Principal only security.

(i)	Interest only security.

(j)	Rate is capped.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statement of Assets and Liabilities

September 30, 2023

Assets
Investments, at value (cost $473,376,276)	$439,842,305
Interest Receivable	1,917,365
Receivable for capital shares sold	1,789,501
Receivable for investments sold	2,164,052
Other assets	52,711
Total Assets	445,765,934

Liabilities
Payable for capital shares redeemed	4,306,876
Payable for investments purchased	18,128,714
Payable for distributions	2,585
Distribution fees - Investor Class	5,209
Payable to Advisor	242,879
Payable for professional fees	23,548
Payable for administration and accounting	85,325
Payable to custodian	21,010
Payable for transfer agent fees	22,038
Accrued shareholder servicing fees	105,321
Accrued expenses and other liabilities	59,518
Total Liabilities	23,003,023

Net Assets	$422,762,911

Components of Net Assets
Paid-in capital	$404,523,770
Total distributable earnings	18,239,141
Net Assets	$422,762,911

Institutional Class:
Net assets	$404,455,228
Shares outstanding (unlimited number of shares authorized, no par value)	44,226,946
Net asset value, offering and redemption price per share	$9.14

Investor Class:
Net assets	$18,307,683
Shares outstanding (unlimited number of shares authorized, no par value)	1,986,344
Net asset value, offering and redemption price per share	$9.22

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statement of Operations

For the Year Ended September 30, 2023

Investment Income
Interest income	$38,927,520

Expenses
Advisory fees	2,904,866
Administration fees (Note 3)	451,288
Shareholder servicing fees (Note 6)	326,390
Registration fees	144,786
Transfer agent fees and expenses (Note 3)	123,378
Custody fees (Note 3)	68,146
Legal fees	38,006
Distribution fees - Investor Class (Note 7)	33,352
Audit fees	22,632
Shareholder reporting fees	21,904
Trustees’ fees	13,657
Compliance fees (Note 3)	12,026
Insurance expense	10,041
Miscellaneous expenses	4,395
Total Expenses	4,174,867
Fees recaptured by Adviser (Note 3)	101,710
Net Expenses	4,276,577

Net Investment Income	34,650,943

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on Investments	(873,715)
Change in unrealized appreciation/depreciation on investments	(19,698,583)
Net Realized and Unrealized Loss on Investments	(20,572,298)

Net Increase in Net Assets from Operations	$14,078,645

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statements of Changes in Net Assets

	Year Ended September 30, 2023	Year Ended September 30, 2022
Operations
Net investment income	$34,650,943	$9,533,421
Net realized loss on investments	(873,715)	(397,007)
Change in unrealized appreciation/depreciation on investments	(19,698,583)	(13,120,688)
Net Increase (decrease) in Net Assets from Operations	14,078,645	(3,984,274)

Distributions to Shareholders
From distributable earnings
Institutional Class	(20,432,871)	(6,759,171)
Investor Class	(838,036)	(141,976)
Return of Capital
Institutional Class	—	(3,094,686)
Investor Class	—	(65,004)
Total Distributions to Shareholders	(21,270,907)	(10,060,837)

Capital Share Transactions
Proceeds from shares sold
Institutional Class	322,605,636	222,169,607
Investor Class	18,567,822	7,584,807
Proceeds from shares reinvested
Institutional Class	16,579,914	8,084,876
Investor Class	829,710	196,460
Cost of shares redeemed
Institutional Class	(108,442,506)	(88,176,330)
Investor Class	(5,816,026)	(3,282,123)
Net Increase in Net Assets from Capital Share Transactions	244,324,550	146,577,297
Total Increase in Net Assets	237,132,288	132,532,186

Net Assets
Beginning of year	185,630,623	53,098,437
End of year	$422,762,911	$185,630,623

Capital Shares Transactions
Institutional Class
Shares Sold	34,627,525	5,944,500
Shares reinvested	1,802,548	182,918
Shares redeemed	(11,651,801)	(1,035,919)
Net increase in shares outstanding	24,778,272	5,091,499
Investor Class
Shares Sold	1,979,048	76,600
Shares reinvested	89,526	3,671
Shares redeemed	(619,834)	(1,552)
Net increase in shares outstanding	1,448,740	78,719

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021(1)

Net Asset Value, Beginning of Year	$9.29	$10.27	$10.00

Gain from Investment Operations:
Net investment income(2)	0.99	0.74	0.95
Net realized and unrealized gain (loss) on investments	(0.58)	(0.89)	0.49

Total Gain (Loss) from Investment Operations	0.41	(0.15)	1.44

Less Distributions:
From net investment income	(0.56)	(0.45)	(0.82	)(3)
From net realized gain on investments	—	(0.02)		(0.06)
From return of capital	—	(0.36)	(0.29	)(3)

Total Distributions	(0.56)	(0.83)		(1.17)

Net Asset Value, End of Year	$9.14	$9.29	$10.27

Total Return	4.52%	(1.65)%		14.96%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$404,455	$180,600	$52,283
Ratio of expenses to average net assets
Before fees waived, reimbursed and recouped by the Adviser	1.27%	1.40%		2.56%
After fees waived, reimbursed and recouped by the Adviser	1.30%	1.30%		1.28%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the Adviser	10.62%	7.61%		9.15%
Portfolio turnover rate(4)	22.39%	62.88%		88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021(1)
Net Asset Value, Beginning of Year	$9.36	$10.36	$10.00

Gain from Investment Operations:
Net investment income(2)	0.99	0.72	1.03
Net realized and unrealized gain (loss) on investments	(0.59)	(0.90)	0.41

Total Gain (Loss) from Investment Operations	0.40	(0.18)	1.44

Less Distributions:
From net investment income	(0.54)	(0.44)	(0.75	)(3)
From net realized gain on investments	—	(0.02)		(0.06)
From return of capital	—	(0.36)	(0.27	)(3)

Total Distributions	(0.54)	(0.82)		(1.08)

Net Asset Value, End of Year	$9.22	$9.36	$10.36

Total Return	4.36%	(1.91)%		14.72%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$18,308	$5,031	$816
Ratio of expenses to average net assets
Before fees waived, reimbursed and recouped by the Adviser	1.52%	1.67%		5.23%
After fees waived, reimbursed and recouped by the Adviser	1.55%	1.54%		1.53%
Ratio of net investment income to average net assets
After fees waived, reimbursed and recouped by the Adviser	10.54%	7.36%		9.89%
Portfolio turnover rate(4)	22.39%	62.88%		88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2023

NOTE 1 – ORGANIZATION

Regan Total Return Income Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.

At a meeting held on May 31 and June 1, 2023, the Board of Trustees approved the reorganization of the Fund into a newly created series of Advisor Managed Portfolios also called the Regan Total Return Income Fund (the “Acquiring Fund”). The Acquiring Fund has the same investment objective, investment strategies, and fundamental investment restrictions as the Fund. In addition, Regan Capital, LLC, the investment adviser to the Fund (the “Adviser”), is the investment adviser to the Acquiring Fund, and the Acquiring Fund has the same portfolio managers as the Fund. The reorganization is expected to be a tax-free reorganization for federal income tax purposes. The reorganization is currently expected to occur on or around January 19, 2024.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the year. Actual results may differ from those estimates.

A. Securities Valuation

Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2023

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

Depending on the relative significance of the unobservable inputs, securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of September 30, 2023:

Description/Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$86,469,363	$758,009	$87,227,372
Collateralized Mortgage Obligations	—	218,963,934	5,054,460	224,018,394
Mortgage Backed Securities – Agency	—	60,128,571	408,058	60,536,629
Mortgage Secured Note	—	—	780,000	780,000
Short Term Investments	17,865,897	44,423,779	—	62,289,676
U.S. Treasury Securities	—	4,990,234	—	4,990,234
Total	$17,865,897	$414,975,881	$7,000,527	$439,842,305

Please refer to the Schedule of Investments for further classification.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2023

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – Agency	Collateralized Mortgage Obligations	Mortgage Secured Note
Balance at September 30, 2022	$316,082	$71,661	$2,642,389	$—
Purchased	98,040	285,752	520,332	800,000
Accrued discounts/premiums	39,692	4,222	1,798,109	—
Sale/Paydown Proceeds	(226,114)	(105,936)	(1,202,774)	—
Realized Gain (Loss)	24,822	2,330	146,785	—
Change in unrealized Appreciation (depreciation)	(35,252)	6,344	(2,069,651)	(20,000)
Transfers from Level 3(1)	(177,658)	—	(1,590,510)	—
Transfer into level 3	718,397	143,685	4,809,780	—
Balance at September 30, 2023	$758,009	$408,058	$5,054,460	$780,000

(1)	Transfers from Level 3 to Level 2 relate to securities that began the year valued at cost, but became valued by a third party pricing service during the year. The Adviser believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at September 30, 2023 was $(1,940,656).

The following is a summary of quantitative information about Level 3 valued measurements:

Regan Total Return Income Fund

	Value at	Valuation
	September 30, 2023	Technique(s)
Asset Backed Securities	$758,009	Acquisition Cost
Mortgage Backed Securities – Agency	$408,058	Acquisition Cost
Collateralized Mortgage Obligations	$4,913,832	Acquisition Cost
	$140,612	Broker Quote
	$16	Expert Valuation
Mortgage Secured Note	$780,000	Broker Quote

B. Security Transactions, Investment Income and Distributions

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2023

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

C. Distributions to Shareholders

Distributions from net investment income, if any, are declared at least quarterly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

D. Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during each of the three years ended September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.89%. The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 1.20% ( the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2024 and may be terminated only by the Trust for Advised Portfolios Board of Trustees. The Adviser may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment. The Adviser recouped $101,710 for the year ended September 30, 2023.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2023

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent; and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the year ended September 30, 2023, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$451,288
Compliance Service	12,026
Custody	68,146
Transfer Agency	123,378

At September 30, 2023, the expenses reimbursed, and contractual fees waived by the Adviser and subject to potential recapture by year were as follows:

Regan Total Return Income Fund

Fiscal Year	Waived/reimbursed	Expiration
September 30, 2021	$253,439	September 30, 2024
September 30, 2022	128,004	September 30, 2025
Total	$381,443

At September 30, 2023, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$85,325
Compliance Services	2,029
Custody	21,010
Transfer Agency	22,038

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

The Independent Trustees were paid $13,657 for their services and reimbursement of travel expenses during the year ended September 30, 2023. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended September 30, 2023, were as follows:

	Non-Government	Government
Purchases	$220,210,579	$96,370,406
Sales	$ 66,770,561	$ 7,072,570

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2023

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At September 30, 2023, the components of distributable earnings for income tax purposes were as follows:

Regan Total Return Income Fund
Cost of investments	$423,884,749
Gross unrealized appreciation	50,188,371
Gross unrealized depreciation	(34,230,815)
Net unrealized appreciation on investments	15,957,556
Undistributed ordinary income	2,553,061
Undistributed long-term capital gains	—
Distributable earnings	2,553,061
Other book/tax temporary differences	(271,476)
Total distributable earnings	$18,239,141

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities and to the deferral of losses on wash sales.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2023, the following table shows the reclassifications made:

	Total
	Distributable	Paid-In
	Earnings	Capital
Regan Total Return Income Fund	$22,019,492	$(22,019,492)

The following table summarizes the characteristics of distributions paid during the years ended September 30, 2023 and September 30, 2022:

Regan Total Return Income Fund

		Long Term
	Income	Capital Gains	Return of Capital	Total Distributions
September 30, 2023	$21,270,907	$—	$—	$21,270,907
September 30, 2022	6,901,147	—	3,159,690	10,060,837

The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2023, the Fund had no late-year or post-October losses.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2023

NOTE 5 – FEDERAL INCOME TAX INFORMATION (Continued)

At September 30, 2023, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration

Short Term	Long Term	Total
$0	$271,476	$271,476

The Fund did not utilize any capital loss carryforwards at September 30, 2023.

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets up to a maximum rate as follows:

Institutional Class	0.10%	Investor Class	0.10%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

For the year ended September 30, 2023, class specific Shareholder Servicing fees were as follows:

Institutional Class	$313,049	Investor Class	$13,341

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the year ended September 30, 2023, distribution fees incurred are disclosed on the Statement of Operations.

For the year ended September 30, 2023 class specific Distribution fees were as follows:

Investor Class	$33,352

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2023

NOTE 9 – LINE OF CREDIT

The Fund has access to a $35 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the year ended September 30, 2023 was as follows:

Maximum Available Credit	$35,000,000
Largest Amount Outstanding on an Individual Day	$2,256,000
Average Daily Loan Outstanding	$801,750
Interest Expense – 8 days	$1,288
Loan Outstanding as of September 30, 2023	$—
Average Interest Rate	7.47%

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.

Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets.

In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.

Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.

Regan Total Return Income Fund

Notes to Financial Statements

September 30, 2023

NOTE 11 – PRINCIPAL RISKS (Continued)

Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.

NOTE 12 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2023, Charles Schwab & Co., Inc. held approximately 62%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Regan Total Return Income Fund and

Board of Trustees of Trust for Advised Portfolios

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Trust for Advised Portfolios comprising Regan Total Return Income Fund (the “Fund”) as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statement and financial highlights for the years ended September 30, 2022, and prior, were audited by other auditors whose report dated December 2, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 29, 2023

Regan Total Return Income Fund

Approval of Investment Advisory Agreement

September 30, 2023 (Unaudited)

At a meeting held on May 31 and June 1, 2023, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the investment advisory agreement (“Advisory Agreement”) with Regan Capital, LLC (“Adviser”) for the Regan Total Return Income Fund (“Fund”).

Ahead of the May meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the year it met with representatives of the Adviser to discuss Fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

•	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group average/median for the year-to-date and one-year period as of March 31, 2023. The Board also considered the Fund had outperformed relative its benchmark and the Adviser’s composite for the one-year period.

•	The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Fund’s advisory fee and net expense ratio was higher than its peer group median/average. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the range of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

Regan Total Return Income Fund

Approval of Investment Advisory Agreement

September 30, 2023 (Unaudited)

•	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain its caps on Fund expenses. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Regan Total Return Income Fund

Additional Information

September 30, 2023 (Unaudited)

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-44-REGAN or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information

For the fiscal period ended September 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Regan Total Return Income Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2022, was as follows:

Regan Total Return Income Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Regan Total Return Income Fund	0.00%

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated the Operational Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund’s Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Regan Total Return Income Fund

Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	2	Trustee, Advisor Managed Portfolios (2 portfolios) (May 2023 to present)
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	2	Trustee, Advisor Managed Portfolios (2 portfolios) (May 2023 to present); Federal Home Loan Bank of Des Moines (February 2022 to present); Trustee, Securian Funds Trust (12 portfolios) (October 2022 to present)
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee	Trustee since 2018	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	2	Trustee, Advisor Managed Portfolios (2 portfolios) (February 2023 to present)

Regan Total Return Income Fund

Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1980	President and Principal Executive Officer	Since 2022	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Diane K. Miller 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1972	Chief Compliance Officer and AML Officer	Since January 2023	Vice President, U.S. Bancorp Fund Services, LLC (since January 2023); Chief Compliance Officer, Christian Brothers Investment Services (2017 – 2022)
Eric T. McCormick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1971	Treasurer and Principal Financial Officer	Since 2022	Vice President, U.S. Bancorp Fund Services, LLC (2005 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 to present); Associate, Legal & Compliance, PIMCO (2012 to 2018)

(1)	Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
(3)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.
(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(5)	Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that he is an interested person of U.S. Bancorp Fund Services, LLC, the Funds’ administrator, fund accountant, and transfer agent.

The Funds’ Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling 1-844-986-2746.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Regan Capital, LLC

300 Crescent Court, Suite 1760

Dallas, Texas 75201

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave. Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Regan Total Return Income Fund
	Cohen & Co., Ltd. BBD, LLP
	FYE 09/30/2023	FYE 09/30/2022
Audit Fees	$19,500	$17,850
Audit-Related Fees	None	None
Tax Fees	$3,100	$3,100
All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Regan Total Return Income Fund
	FYE 09/30/2023	FYE 09/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Regan Total Return Income Fund
Non-Audit Related Fees	FYE 09/30/2023	FYE 09/30/2022
Registrant	$3,100	$3,100
Registrant’s Investment Adviser	None	None

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)  Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith.”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Advised Portfolios

By /s/ Russell B. Simon
                  Russell B. Simon, President

Date         December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
                  Russell B. Simon, President

Date         December 8, 2023

By              /s/ Eric T. McCormick
                  Eric T. McCormick, Treasurer

Date         December 8, 2023